PACIFIC HORIZON FUNDS, INC.
                              Flexible Income Fund
                          National Municipal Bond Fund
                           Short-Term Government Fund
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809


                                                                February 8, 1999

Dear Shareholder:

           On behalf of the Board of Directors of Pacific Horizon Funds, Inc. ("Pacific Horizon"), we are pleased to invite you to a special meeting of shareholders of Pacific Horizon, including the Pacific Horizon funds named above (each a "Pacific Horizon Fund") to be held at 10:00 a.m. (Eastern time) on April 12, 1999, at 400 Bellevue Parkway, Wilmington, Delaware (the "Meeting"). At the Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of February 8, 1999 (the "Reorganization Agreement"), by and between Pacific Horizon and Nations Fund Trust ("Nations"), which contemplates the reorganization of your Pacific Horizon Fund into a corresponding fund of Nations (each a "Nations Fund"), and the reorganization of Pacific Horizon as a whole.

           BACKGROUND. As you may recall, BankAmerica Corporation recently merged with NationsBank Corporation to form the new BankAmerica Corporation ("BankAmerica"). As a result of the merger, both Bank of America National Trust and Savings Association ("Bank of America"), the investment adviser to the Pacific Horizon Funds, and NationsBanc Advisors, Inc. ("NBAI"), the investment adviser to Nations, are indirect, wholly owned subsidiaries of BankAmerica. Bank of America has decided to consolidate its mutual fund investment advisory operations with those of NBAI.

           At the upcoming Meeting, you will be asked to approve the reorganization of your Pacific Horizon Fund into a corresponding Nations Fund (the "Reorganization"). If all approvals are obtained, the Pacific Horizon Funds will be reorganized into corresponding Nations Funds in May 1999, when your Pacific Horizon Fund shares will be exchanged for shares of the corresponding Nations Funds of equal value.

           PACIFIC HORIZON'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.

                 In considering these matters, you should note:

o     SIMILAR OBJECTIVES AND POLICIES
      The Pacific Horizon Funds are proposed to be reorganized into Nations Funds with investment policies and objectives that are, in general, similar to those of the corresponding Pacific Horizon Funds.

o     SIMILAR ACCESS AND SERVICE ARRANGEMENTS
      Following the Reorganization, you will enjoy access to Nations Funds through similar distribution, transaction and shareholder servicing arrangements. The new BankAmerica has one of the most comprehensive distribution networks of any banking organization in the country.

o     SAME VALUE OF SHARES
      The total dollar value of the Nations Fund shares you receive in the Reorganization will be the same as the total dollar value of the Pacific Horizon Fund shares that you held immediately before the Reorganization. THE EXCHANGE OF PACIFIC HORIZON FUND SHARES FOR NATIONS FUND SHARES WILL BE TAX-FREE UNDER FEDERAL LAW, AND NO FRONT-END OR CONTINGENT DEFERRED SALES LOADS WILL BE CHARGED AS A RESULT OF THE EXCHANGE.

o THE PROPOSED REORGANIZATION IS EXPECTED TO BENEFIT PACIFIC HORIZON FUND SHAREHOLDERS BY:

o Offering potential reductions in total operating expense ratios for certain funds;

o Offering shareholders the opportunity to become part of a larger and more diverse family of more than seventy mutual funds. Many of you will be able to exchange your shares among most or all of those funds;

o Offering access to a broader array of investment products, including a line of fund-of-funds; and

o Providing opportunities for enhanced returns through combined investment portfolios.

The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one of the Pacific Horizon Funds named above, more than one Proxy Ballot accompanies these materials. If you own shares in one or more of the Pacific Horizon Funds not named above, you will be receiving separately a set of proxy materials (including Proxy Ballot(s)) for the other funds(s). Please be sure to vote and return each Proxy Ballot.

           Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

1. Mark, sign, date and return the enclosed Proxy Ballot(s) in the enclosed postage-paid envelope;

2. Mark, sign, date and fax the enclosed Proxy Ballot(s) to ADP Proxy Services at (704) 388-2641; or

3. Follow the instructions below to vote on-line or by telephone.

           Please return your Proxy Ballot(s), fax it to us or follow the instructions below to vote on-line or by telephone, so that your vote will be counted.

           YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT(S) TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY TELEFACSIMILE AT (704) 388-2641. YOU MAY ALSO VOTE YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED ON THE ATTACHED INSERT.

           The proposed Reorganization and the reasons for the Pacific Horizon Board's unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact Pacific Horizon toll free at 1-800-653-9427.

           We look forward to your attendance at the Meeting or receiving your Proxy Ballot(s) or your on-line or telephone instructions so that your shares may be voted at the Meeting.

                                   Sincerely,


                                   Dr. Cornelius J. Pings
                                   President

--------------------------------------------------------------------------------
TWO QUICK AND EASY WAYS TO VOTE YOUR PROXY                            PACIFIC
                                                                      HORIZON
                                                                       FUNDS

As a valued Pacific Horizon Funds shareholder, your proxy vote is important to us. That's why we've made it faster and easier to vote your proxy at YOUR convenience, 24 hours a day. After reviewing the enclosed PROXY
STATEMENT/PROSPECTUS ("PROXY STATEMENT"), which outlines important issues affecting your funds, select one of the following quick and easy methods to register your vote - ACCURATELY and QUICKLY.

VOTE ON-LINE                                                     VOTE BY TOLL-FREE PHONE CALL
1. Read the enclosed PROXY STATEMENT and have your PROXY         1. Read the enclosed
   PROXY BALLOT (S)* at hand.                                       PROXY STATEMENT and have your PROXY BALLOT(S)* at hand.
2. Go to Web site WWW.PROXYVOTE.COM                              2. Call toll-free 1-800-690-6903.
3. Enter the 12-digit Control Number found on your               3. Enter the 12-digit Control Number found on your
   PROXY BALLOT(S).                                                 PROXY BALLOT (S).
4. Cast your vote using the easy-to-follow instructions.         4. Cast your vote using the easy-to-follow instructions.

*     DO NOT MAIL THE PROXY BALLOT(S) IF VOTING BY INTERNET OR TELEPHONE.
--------------------------------------------------------------------------------

                               NATIONS FUND TRUST

                                February 8, 1999

                               QUESTIONS & ANSWERS

FOR SHAREHOLDERS OF PACIFIC HORIZON FUNDS:

The following questions and answers provide an overview of the proposal to reorganize your Pacific Horizon Fund into a corresponding portfolio of Nations Fund Trust. We also encourage you to read the full text of the combined proxy statement/prospectus (the "Proxy/Prospectus") that follows.


--------------------------------------------------------------------------------
Q: WHAT ARE PACIFIC HORIZON FUND SHAREHOLDERS BEING ASKED TO VOTE UPON?

A: Pacific Horizon Fund shareholders are being asked to consider and approve a proposal to reorganize the Pacific Horizon Funds into corresponding portfolios within the Nations Funds family of mutual funds.

Q: WHY HAS THE REORGANIZATION OF THE PACIFIC HORIZON FUNDS INTO NATIONS FUNDS
   BEEN RECOMMENDED?

A: The Board of Directors of the Pacific Horizon Funds, Inc. ("Pacific Horizon") and the Boards of Trustees/Directors of Nations Fund Trust, Nations Fund, Inc. and Nations Institutional Reserves (collectively, "Nations Funds") have each determined that the consolidation of the Pacific Horizon Funds into corresponding portfolios of Nations Funds is in the best interests of their respective shareholders. Among the benefits for Pacific Horizon Fund shareholders considered by the Pacific Horizon Board were access to a broader array of mutual funds and the possibility of improved investment performance from the combining of investment portfolios. A more detailed discussion of the factors considered by Pacific Horizon's Board in approving the reorganization is included in the Proxy/Prospectus.

Q: WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATION?

A: The meeting of shareholders to consider the proposal is scheduled to occur on April 12, 1999. If all necessary approvals are obtained, the proposed reorganization will likely take place in May 1999.

Q: WHO WILL RECEIVE THE PROXY/PROSPECTUS MATERIALS?

A: The Proxy/Prospectus has been mailed to all Pacific Horizon Fund shareholders that held shares of record on January 14, 1999. Please note that in some cases record ownership of and/or voting authority over Pacific Horizon Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the combined Proxy/Prospectus.

Q: HOW WILL THE PACIFIC HORIZON FUNDS BE REORGANIZED?

A: As you may know, Pacific Horizon consists of seventeen separate mutual funds. The Proxy/Prospectus that accompanies these materials, however, relates only to the three Pacific Horizon Funds listed below. Shareholders of the other Pacific Horizon Funds are receiving similar but separate documents. The proposed plan of reorganization for these three funds, approved by the Pacific Horizon Board of Directors, contemplates the reorganization of these Pacific Horizon Funds into three corresponding Nations Funds portfolios having similar investment objectives and policies. Under the proposed plan of reorganization, the Pacific Horizon Funds covered by this Proxy/Prospectus would be reorganized into the following Nations Funds portfolios:

-------------------------------- -----------------------------------------------
PACIFIC HORIZON FUNDS               CORRESPONDING NATIONS FUNDS PORTFOLIO

-------------------------------- -----------------------------------------------
Flexible Income Fund                Nations Diversified Income Fund
-------------------------------- -----------------------------------------------
National Municipal Bond Fund        Nations Municipal Income Fund
-------------------------------- -----------------------------------------------
Short-Term Government Fund          Nations Short-Intermediate Government Fund
-------------------------------- -----------------------------------------------

Please refer to Table I of the accompanying Proxy/Prospectus for information regarding the specific classes of shares of the Pacific Horizon Funds and Nations Funds involved in the Reorganization.

Q: WHAT ARE THE COSTS AND FEDERAL TAX IMPLICATIONS TO SHAREHOLDERS IN CONNECTION WITH THE PROPOSED REORGANIZATION?

A: The customary costs of the reorganization will not be borne by Pacific Horizon Fund shareholders. Also, no sales charge will be imposed on the shares of the Nations Funds issued to you in the reorganization, which means that the aggregate value of the Nations Fund shares issued to you will be equal to the aggregate value of the Pacific Horizon Fund shares that you own immediately prior to the reorganization. In addition, the exchange of Pacific Horizon Funds shares for Nations Funds shares will be tax-free under federal law.

Q: WHAT WILL HAPPEN TO PACIFIC HORIZON FUND ACCOUNT FEATURES SUCH AS SYSTEMATIC INVESTMENT PLANS OR AUTOMATIC WITHDRAWAL PLANS?

A: After the reorganization, Nations Funds will generally continue to honor standing instructions regarding Pacific Horizon Fund accounts, such as systematic investment plans, automatic withdrawal plans or dividend reinvestment plans. However, those instructions will be subject to the requirements in place for the Nations Funds and shareholders will accordingly be notified of any differences that impact their accounts. Please refer to Appendix IV of the Proxy/Prospectus for a detailed comparison of Pacific Horizon Funds/Nations Funds shareholder services.

                          PACIFIC HORIZON FUNDS, INC.
                              Flexible Income Fund
                          National Municipal Bond Fund
                           Short-Term Government Fund
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON APRIL 12, 1999

To Pacific Horizon Fund Shareholders:

           NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Meeting") of Pacific Horizon Funds, Inc. ("Pacific Horizon"), including the Pacific Horizon Funds named above (each a "Pacific Horizon Fund" and together, the "Pacific Horizon Funds"), each of which is a portfolio of Pacific Horizon, will be held at 10:00 a.m., Eastern time, on April 12, 1999, at 400 Bellevue Parkway, Wilmington, Delaware, for purpose of considering and voting upon:

           ITEM 1. A proposal to approve an Agreement and Plan of Reorganization, which provides for and contemplates: (a) the transfer of the assets and liabilities of each Pacific Horizon Fund to a corresponding fund of Nations Fund Trust in exchange for shares of designated classes of the corresponding Nations fund of equal value,
           (b) the distribution of the shares of the designated classes of the corresponding Nations fund to shareholders of each Pacific Horizon Fund; (c) the transfer of all of the assets and liabilities of Pacific Horizon; and (d) the dissolution under state law and the deregistration under the Investment Company Act of 1940, as amended, of Pacific Horizon.

           ITEM 2. Such other business as may properly come before the Meeting or any adjournment(s).

           Item 1 is described in the attached Combined Proxy
           Statement/Prospectus.

           YOUR DIRECTORS UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

           Shareholders of record as of the close of business on January 14, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

           SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY BALLOT, WHICH IS BEING SOLICITED BY THE PACIFIC HORIZON BOARD OF DIRECTORS. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. SHAREHOLDERS ALSO MAY RETURN PROXIES BY: 1) FACSIMILE AT (704) 388-2641; OR 2) TOUCHTONE VOTING BY DIALING (800) 690-6903; OR 3) VOTING ON-LINE AT WEBSITE WWW.PROXYVOTE.COM. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO PACIFIC HORIZON A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                            By Order of the Board of Directors,


                            W. Bruce McConnel, III
                            Secretary

           WE NEED YOUR PROXY VOTE IMMEDIATELY. A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE SPECIAL MEETING WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A MAJORITY OF THE SHARES ELIGIBLE TO VOTE ARE REPRESENTED. IN THAT EVENT, PACIFIC HORIZON WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. YOUR VOTE COULD BE CRITICAL IN ALLOWING PACIFIC HORIZON TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY BALLOT(S) IMMEDIATELY OR VOTE ON-LINE OR BY TELEPHONE.

                       COMBINED PROXY STATEMENT/PROSPECTUS

                                FEBRUARY 8, 1999

                           PACIFIC HORIZON FUNDS, INC.
                              400 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809
                                 1-800-653-9427

                               NATIONS FUND TRUST
                        ONE NATIONSBANK PLAZA, 33RD FLOOR
                         CHARLOTTE, NORTH CAROLINA 28255
                                 1-800-321-7854

           This combined proxy statement/prospectus ("Proxy/Prospectus") is being sent to shareholders of the Pacific Horizon Flexible Income Fund, Pacific Horizon National Municipal Bond Fund and Pacific Horizon Short-Term Government Fund (each a "Pacific Horizon Fund" and collectively the "Pacific Horizon Funds"). The Board of Directors of Pacific Horizon Funds, Inc. ("Pacific Horizon") has called a Special Meeting of Shareholders (the "Meeting") at 10:00 a.m. (Eastern time) on April 12, 1999 at 400 Bellevue Parkway, Wilmington, Delaware. At the Meeting, shareholders will be asked:

o To approve a proposed Agreement and Plan of Reorganization dated as of February 8, 1999 (the "Reorganization Agreement") by and between Pacific Horizon and Nations Fund Trust ("Nations") which provides for and contemplates: (a) the transfer of the assets and liabilities of each Pacific Horizon Fund to a corresponding fund of Nations Fund Trust (each a "Nations Fund" and collectively the "Nations Funds") in exchange for the shares of designated classes of the corresponding Nations Fund of equal value; (b) the distribution of the shares of designated classes of the corresponding Nations Fund to shareholders of each Pacific Horizon Fund;
      (c) the transfer of all of the assets and liabilities of Pacific Horizon; and (d) the dissolution under state law and the deregistration under the Investment Company Act of 1940, as amended (the "1940 Act"), of Pacific Horizon.

           The Reorganization Agreement, the form of which is attached as Appendix I, provides for the transfer of assets and liabilities of each Pacific Horizon Fund to a corresponding Nations Fund in exchange for shares ("Shares") of designated classes of the corresponding Nations Fund of equal value (the "Reorganization"). Pacific Horizon and Nations are both registered open-end management investment companies (mutual funds).

           As a result of the Reorganization, shareholders of the Pacific Horizon Funds will become shareholders of the Nations Funds (the Pacific Horizon Funds and Nations Funds are sometimes referred to as "Funds"). Table I below shows each class of each Pacific Horizon Fund and the designated class of each corresponding Nations Fund:


                                     TABLE I

-----------------------------------   ------------------------------------------
PACIFIC HORIZON FUND/SHARE CLASS      CORRESPONDING NATIONS FUND/SHARE CLASS

FLEXIBLE INCOME FUND                  NATIONS DIVERSIFIED INCOME FUND
         A Shares                            Investor A Shares
         K Shares                            Investor C Shares

NATIONAL MUNICIPAL BOND FUND          NATIONS MUNICIPAL INCOME FUND
         A Shares                            Investor A Shares

SHORT-TERM GOVERNMENT FUND            NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
         A Shares                            Investor A Shares
-----------------------------------   ------------------------------------------

           Pacific Horizon also offers shares in other funds that are not part of this Proxy/Prospectus. Pacific Horizon shareholders of those funds are voting on similar agreements and plans of reorganization, that, in a like manner, would provide for their reorganization into designated classes and corresponding portfolios of two other registered investment companies - Nations Funds, Inc. and Nations Institutional Reserves (together with Nations, the "Nations Funds Family"). If the Reorganization Agreement and the agreements and plans of reorganization affecting the other funds of Pacific Horizon are approved and consummated, Pacific Horizon will transfer all of its assets and liabilities, deregister as a registered investment company and dissolve under Maryland law. For more information about this aspect of the Reorganization, please see "Voting Matters."

           This Proxy/Prospectus sets forth concisely the information that a Pacific Horizon Fund shareholder should know before voting, and should be retained for future reference. It is both Pacific Horizon's proxy statement for the Meeting and a prospectus for each Nations Fund.

           Additional information is set forth in the Statement of Additional Information relating to this Proxy/Prospectus and in the prospectus dated July 1, 1998, as supplemented, for the Pacific Horizon Funds, both of which are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Pacific Horizon at the telephone number or address stated above. The information contained in the Nations Funds prospectuses for the designated share classes, dated August 1, 1998, as supplemented, also is incorporated by reference into this Proxy/Prospectus. In addition, a prospectus for the designated share classes of the Nations Funds accompanies this Proxy/Prospectus. The Annual Report for the year ended March 31, 1998 and the Semi-Annual Report for the period ended September 30, 1998 for the Nations Funds are available without charge by calling or writing Nations at the telephone number or address stated above. Each of these documents is also available on the SEC's website at www.sec.gov.

           This Proxy/Prospectus is expected to be first sent to shareholders on or about February 8, 1999.

           THE SECURITIES OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           SHARES OF THE PACIFIC HORIZON FUNDS AND NATIONS FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION, NATIONSBANK, N.A. OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF THE PACIFIC HORIZON FUNDS IS PROVIDENT DISTRIBUTORS, INC. THE DISTRIBUTOR OF THE NATIONS FUNDS IS STEPHENS INC.

                                TABLE OF CONTENTS


FEE TABLES.....................................................................5
                Table II.......................................................5

SUMMARY........................................................................5
           Proposed Reorganization.............................................5
           Overview of the Funds...............................................6
           Federal Income Tax Consequences.....................................7
           Pacific Horizon and Nations Board Consideration.....................7
           Principal Risk Factors..............................................8
           Voting Information..................................................8

THE REORGANIZATION.............................................................8
           Reasons for the Reorganization......................................8
           Description of the Reorganization Agreement.........................8
           Pacific Horizon Board Consideration................................10
           Capitalization.....................................................11
                Table III.....................................................11
           Federal Income Tax Considerations..................................12
           Other Matters......................................................13

COMPARISON OF PACIFIC HORIZON AND NATIONS.....................................13
           Investment Objectives and Policies.................................13
           Management's Discussion of Nations Fund Performance................13
           Investment Advisory Services.......................................13
                Table IV......................................................14
           Other Service Providers for Pacific Horizon and Nations............14
           Sales Load, Distribution and Shareholder Servicing Arrangements
                for the Pacific Horizon Funds.................................15
           Sales Load, Distribution and Shareholder Servicing Arrangements
                for the Nations Funds.........................................15
           Administration Agreements..........................................16
           Shareholder Transactions and Services..............................16
           Fees and Expenses..................................................17
           Share Structure....................................................17
           Comparison of Corporate/Trust Structure............................17

VOTING MATTERS................................................................18
           General Information................................................18
           Shareholder and Board Approvals....................................18
           Principal Shareholders.............................................19
                Table V(A)....................................................19
                Table V(B)....................................................20
           Quorum.............................................................22
           Annual Meetings and Shareholder Meetings...........................22
ADDITIONAL INFORMATION ABOUT NATIONS..........................................22

ADDITIONAL INFORMATION ABOUT PACIFIC HORIZON..................................22

FINANCIAL STATEMENTS..........................................................23

OTHER BUSINESS................................................................23

SHAREHOLDER INQUIRIES.........................................................23

APPENDICES          I               FORM OF REORGANIZATION AGREEMENT

                    II EXPENSE SUMMARIES OF PACIFIC HORIZON FUNDS AND CORRESPONDING NATIONS FUNDS

                    III INVESTMENT OBJECTIVES, LIMITATIONS AND CERTAIN SIGNIFICANT INVESTMENT POLICIES OF THE PACIFIC HORIZON FUNDS AND CORRESPONDING NATIONS FUNDS

                    IV SHAREHOLDER TRANSACTIONS AND SERVICES OF THE NATIONS FUNDS AND CORRESPONDING PACIFIC HORIZON FUNDS

                    V               MANAGEMENT'S DISCUSSION OF NATIONS
                                    FUND PERFORMANCE

                                   FEE TABLES

           The following table shows, as of September 30, 1998, (i) the current annualized total expense ratio of the Pacific Horizon Funds before and after fee waivers and/or expense reimbursements and (ii) the PRO FORMA annualized total expense ratio of the corresponding Nations Funds, before and after fee waivers and/or expense reimbursements, based upon the fee arrangements and commitments that will be in place upon consummation of the Reorganization. This table shows that the PRO FORMA total operating expense ratios for the Nations Funds' classes and the Combined Funds' classes, before waivers and/or expense reimbursements, are lower than those of the corresponding Pacific Horizon Funds classes. Taking into account voluntary waivers and/or expense reimbursements, PRO FORMA total operating expense ratios for the Nations Funds' classes and the Combined Funds' classes are higher than those of the corresponding Pacific Horizon Funds' classes. Detailed PRO FORMA expense information for each proposed reorganization is included in Appendix II.

                                    TABLE II
                            TOTAL EXPENSE INFORMATION

-------------------------------------   ---------------------------------------------   --------------------------------------------

PACIFIC HORIZON FUND   TOTAL            CORRESPONDING                 TOTAL             COMBINED FUND/SHARE            PRO FORMA
SHARE CLASS            OPERATING        NATIONS FUND/SHARE CLASS      OPERATING         CLASS POST-REORGANIZATION      TOTAL
                       EXPENSES                                       EXPENSES                                         OPERATING
                       BEFORE/AFTER                                   BEFORE/AFTER                                     EXPENSES
                       WAIVERS                                        WAIVERS                                          BEFORE/AFTER
                                                                                                                       WAIVERS

-------------------------------------   ---------------------------------------------   --------------------------------------------

Pacific Horizon Flexible Income Fund     Nations Diversified Income Fund                  Nations Diversified Income Fund
    A Shares             1.38%/0.50%         Investor A Shares    1.07%/0.97%                   Investor A Shares      1.07%/0.97%
    K Shares             2.13%/1.00%         Investor C Shares    1.82%/1.72%                   Investor C Shares      1.82%/1.72%

-------------------------------------   ---------------------------------------------   --------------------------------------------

Pacific Horizon National                 Nations Municipal Income Fund                    Nations Municipal Income Fund
Municipal Bond Fund
        A Shares         1.27%/0.50%          Investor A Shares   1.07%/0.80%                   Investor A Shares      1.07%/0.80%

-------------------------------------   ---------------------------------------------   --------------------------------------------


Pacific Horizon Short-Term Government    Nations Short-Intermediate Government            Nations Short-Intermediate Government
Fund                                     Fund                                             Fund
        A Shares         1.02%/0.25%          Investor A Shares   0.85%/0.80%                   Investor A Shares      0.85%/0.80%


-------------------------------------   ---------------------------------------------   --------------------------------------------


                                     SUMMARY

           The following is a summary of certain information relating to the proposed Reorganization. More complete information is contained elsewhere in this Proxy/Prospectus, the Prospectuses and Statements of Additional Information of Pacific Horizon and Nations, and the Appendices attached hereto.

           PROPOSED REORGANIZATION. The Reorganization Agreement provides for and contemplates: (1) the transfer of all of the assets and liabilities of each Pacific Horizon Fund to a corresponding Nations Fund in exchange for Shares of the designated classes of the corresponding Nations Fund of equal value; (2) the distribution of the Nations Fund Shares to the shareholders of the Pacific Horizon Funds in liquidation of the Pacific Horizon Funds; (3) the transfer of all the assets and liabilities of Pacific Horizon; and (4) the dissolution under state law and the deregistration under the 1940 Act, of Pacific Horizon. The Reorganization is subject to a number of conditions, including Pacific Horizon Fund shareholder approval.

           The exchange of shares in the Reorganization will be tax-free under federal law and shareholders will not pay any sales charge as a result of the exchange of the shares in the Reorganization. As a result of the proposed Reorganization, a Pacific Horizon Fund shareholder will become a shareholder of the corresponding Nations Fund and will hold, immediately after the Reorganization, Nations Fund Shares having a total dollar value equal to the total dollar value of the shares of the Pacific Horizon Fund that the shareholder held immediately before the Reorganization. The Reorganization is expected to occur in May 1999 or such later date as may be determined pursuant to the Reorganization Agreement. For more information about the Reorganization and the Reorganization Agreement, see "The Reorganization--Description of the Reorganization Agreement."

           NationsBanc Advisors, Inc. ("NBAI") has advised Pacific Horizon and Nations Funds that NationsBank, N.A. ("NationsBank"), Bank of America National Trust and Savings Association ("Bank of America") and their affiliates intend, with respect to certain of their fiduciary accounts that currently hold A Shares of a Pacific Horizon Fund, to exchange the Investor A Shares that such accounts would be entitled to receive as a result of the Reorganization for Primary A Shares of the same Nations Fund of equal value at or shortly after Closing.

           OVERVIEW OF THE FUNDS.

                       Comparison of Investment Objectives
----------------------------------------------------------------      -------------------------------------------------------------
PACIFIC HORIZON FUND                                                  CORRESPONDING NATIONS FUND
----------------------------------------------------------------      -------------------------------------------------------------
PACIFIC HORIZON FLEXIBLE INCOME FUND:  seeks to provide               NATIONS DIVERSIFIED INCOME FUND:  seeks total return with
investors with a high current income consistent with                  an emphasis on current income by investing in a diversified
reasonable investment risk.                                           portfolio of fixed income securities.
----------------------------------------------------------------      -------------------------------------------------------------
PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND:  seeks to               NATIONS MUNICIPAL INCOME FUND:  seeks high current income
provide investors with as high a level of current interest            exempt from Federal income tax with the potential for
income free of regular Federal income tax as is consistent            principal fluctuation associated with investments in
with prudent investment management and preservation of capital.       long-term municipal securities.
----------------------------------------------------------------      -------------------------------------------------------------
PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND:  seeks to provide         NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND:  seeks high
investors with a high level current income consistent with            current income consistent with modest fluctuation of
relative stability of principal.                                      principal.
----------------------------------------------------------------      -------------------------------------------------------------


           The investment objectives, policies and restrictions of the Pacific Horizon Funds are, in general, similar to those of their corresponding Nations Fund. There are, however, differences. For example, the weighted average maturity of the Pacific Horizon Short-Term Government Fund's securities typically ranges from one to two years, while the weighted average maturity of the Nations Short-Intermediate Government Fund's portfolio is typically between three and five years. As a result, the share value of the Nations Short-Intermediate Government Fund may fluctuate more and shareholders of the Nations Short-Intermediate Government Fund will be subject to increased interest rate risk. In addition, while the Pacific Horizon National Municipal Bond Fund's internal policy is not to invest in securities the interest on which is subject to the federal alternative minimum tax, the Nations Municipal Income Fund may invest up to 20% of its assets in securities the interest on which is subject to the federal alternative minimum tax. For additional information, see "Comparison of Pacific Horizon and Nations--Investment Objectives and Policies" and Appendix III.

           NBAI currently serves as the investment adviser to the Nations Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") currently serves as investment sub-adviser to the Nations Funds. Bank of America currently serves as the investment adviser to the Pacific Horizon Funds. NBAI, TradeStreet and Bank of America are all indirect, wholly owned subsidiaries of BankAmerica Corporation. Each Nations Fund's contractual advisory fee is higher than the corresponding Pacific Horizon Fund's contractual advisory fee, though advisory fees are only one type of fees and expenses paid by mutual funds. Total operating expense ratios (before waivers and/or expense reimbursements) are lower for each Nations Fund compared with its corresponding Pacific Horizon Fund; total operating expense ratios (after waivers and/or expense reimbursements) are higher for each Nations Fund. NBAI has agreed that it will commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the date of the Reorganization, the Nations Funds total expense ratios will not exceed the PRO FORMA after waiver expense rations shown in Table II, absent a determination by the Nations Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense ratios. There can be no assurance that such expense ratios will continue after this commitment expires. For a more detailed summary of fees and expenses, see Appendix II.

           The Pacific Horizon Funds and Nations Funds have different administrators, distributors, transfer agents and other service providers. For a detailed description of the management of the Nations Funds, including NBAI, TradeStreet and other service providers to the Nations Funds, see the Nations Fund prospectus accompanying this Proxy/Prospectus.

           The purchase, redemption, dividend and other policies and procedures of the Pacific Horizon Funds and the Nations Funds are generally similar. There are, however, some differences, such as with respect to categories of shareholders eligible for sales charge waivers. See "Comparison of Pacific Horizon and Nations -- Shareholder Transactions and Services" and "Comparison of Pacific Horizon and Nations -- Share Structure" and Appendix IV to this Proxy/Prospectus. PLEASE NOTE THAT NO CONTINGENT DEFERRED SALES LOADS WILL BE IMPOSED ON THE PACIFIC HORIZON FUNDS SHARES AS A RESULT OF THE EXCHANGE OF SUCH SHARES IN THE REORGANIZATION. IN ADDITION, NO FRONT END SALES LOADS WILL BE IMPOSED ON ANY OF THE NATIONS FUNDS SHARES ISSUED IN THE REORGANIZATION.

           FEDERAL INCOME TAX CONSEQUENCES. The exchange of shares in the Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Pacific Horizon Funds, the Nations Funds or their respective shareholders. The sale of securities by the Pacific Horizon Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. See "The Reorganization--Federal Income Tax Considerations" for additional information.

           PACIFIC HORIZON AND NATIONS BOARD CONSIDERATION. During its deliberations, Pacific Horizon's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Pacific Horizon Funds;
(2) the capabilities, practices and resources of NBAI and the Nations Funds' other service providers; (3) the investment advisory and other fees paid by the Nations Funds, and the historical and projected expense ratios of the Nations Funds as compared with those of the Pacific Horizon Funds and industry peer groups; (4) the expected cost-savings for certain of the Pacific Horizon Funds, including other Pacific Horizon funds not described in this Proxy/Prospectus, as a result of the reorganization of Pacific Horizon; (5) the investment objectives, policies and limitations of the Nations Funds and their relative compatibility with those of the Pacific Horizon Funds; (6) the historical investment performance records of the Pacific Horizon Funds and the Nations Funds, relative to each other and relative to peer groups; (7) the shareholder services offered by the Nations Funds Family; (8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Pacific Horizon Fund shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Pacific Horizon Funds and their shareholders; (10) the number of investment portfolio options that would be available to shareholders after the Reorganization; (11) the viability of any Pacific Horizon Fund on a stand-alone basis apart from the Nations Funds Family; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates. The Pacific Horizon Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by NBAI. It also was noted that NBAI or an affiliate would assume all customary expenses associated with the Reorganization and that NBAI would commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the date of the Reorganization, the Nations Funds total operating expense ratios will not exceed the PRO FORMA after waiver expense ratios shown in Table II, absent a determination by the Nations Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense levels. For additional information, see "The Reorganization--Pacific Horizon Board Consideration."

           Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Directors of Pacific Horizon, including all of the non-interested members of the Board, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of Pacific Horizon and that the interests of the existing shareholders of Pacific Horizon will not be diluted as a result of the Reorganization.

           PACIFIC HORIZON'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT PACIFIC HORIZON FUND SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT.

           After considering the relevant factors, the Nations Board similarly found that participation in the Reorganization is in the best interests of the Nations Funds and that the interests of the shareholders of the Nations Funds will not be diluted as a result of the Reorganization.

           PRINCIPAL RISK FACTORS. Because of the general similarities of the investment objectives, policies and restrictions of the Pacific Horizon Funds and their corresponding Nations Funds, an investment in a Nations Fund involves risks that are similar to those of the corresponding Pacific Horizon Fund.

           An investment in each of the Pacific Horizon Funds and Nations Funds involves risks typically associated with investing in a portfolio of fixed-income securities, including both interest rate risk and credit risk. Interest rate risk is the risk that the value of a security will tend to decrease when market interest rates rise and increase when market interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to market interest rate movements. Therefore, because the weighted average maturity range of the Pacific Horizon Short-Term Government Fund typically is less than that of Nations Short-Intermediate Government Fund, the share price of the Nations Fund is likely to fluctuate more in response to market interest rate changes than that of the Pacific Horizon Fund.

           Credit risk is the risk that the issuer of a fixed-income instrument will be unable to pay principal or interest when due. Credit risk exposure is substantially similar across Fund pairings, except that Nations Short-Intermediate Government Fund is subject to less credit risk than the Pacific Horizon Short-Term Government Fund because the Nations Fund typically invests fully in U.S. Government obligations, whereas the Pacific Horizon Fund may invest up to 35% of its assets in corporate bonds.

           VOTING INFORMATION. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by Pacific Horizon's Board of Directors. Only shareholders of record at the close of business on January 14, 1999 will be entitled to vote at the Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Pacific Horizon a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Voting Matters."


                               THE REORGANIZATION

           REASONS FOR THE REORGANIZATION. Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement, the form of which is attached as Appendix I.

           The proposed Reorganization is expected to benefit Pacific Horizon Fund shareholders by, among other things:

           (i) Offering shareholders the opportunity to become part of a larger and more diverse family of more than seventy mutual funds. Many of you will be able to exchange your shares among most or all of those funds;

           (ii) Offering access to a broader array of investment products, including a line of fund-of-funds;

           (iii) Offering similar access and servicing arrangements; and

           (iv) Providing opportunities for enhanced returns through combined investment portfolios.

           DESCRIPTION OF THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides that, at the Closing, the assets and liabilities of the Pacific Horizon Funds will be transferred to Nations in exchange for full and fractional Shares of the designated classes of the corresponding Nations Funds, as shown in Table I (see page 2 of this Proxy/Prospectus).

           The Shares issued by each Nations Fund will have an aggregate dollar value equal to the aggregate dollar value of the shares of the respective Pacific Horizon Fund that are outstanding immediately before the Closing. Immediately after the Closing, each Pacific Horizon Fund will distribute the Shares of the Nations Fund received in the Reorganization to its shareholders in liquidation of the Pacific Horizon Fund. Each shareholder owning shares of a particular Pacific Horizon Fund at the Closing will receive Shares of the designated class of the corresponding Nations Fund, and will receive any unpaid dividends or distributions that were declared before the Closing on Pacific Horizon Fund shares. Nations will establish an account for each former shareholder of the Pacific Horizon Funds reflecting the number of Nations Fund Shares distributed to that shareholder. The Shares issued in the Reorganization will be in uncertificated form. NBAI has advised Pacific Horizon and Nations Funds that NationsBank, Bank of America and their affiliates intend, with respect to certain of their fiduciary accounts that currently hold A Shares of a Pacific Horizon Fund, to exchange the Investor A Shares that such accounts receive as a result of the Reorganization for Primary A Shares of the same Fund of equal value at or shortly after Closing.

           As indicated above, shareholders of other Pacific Horizon funds are voting on similar agreements and plans of reorganization that, in a like manner, would provide for the reorganization of those Pacific Horizon funds into designated classes of corresponding portfolios of Nations Fund, Inc. and Nations Institutional Reserves--other registered investment companies that, together with Nations, comprise a significant part of the Nations Funds Family. Please note that a vote for or against the approval of the Reorganization Agreement includes a vote for or against the reorganization of Pacific Horizon into the Nations Funds Family. If the Reorganization Agreement and the agreements and plans of reorganization affecting the other Pacific Horizon funds are approved and consummated, Pacific Horizon will transfer all of its assets and liabilities, as of the Closing, and all outstanding shares of the Pacific Horizon Funds will be redeemed and canceled in exchange for shares of the Nations Funds Family, and Pacific Horizon will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act and thereafter dissolve under Maryland law.

           The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Proxy/Prospectus by Pacific Horizon Fund shareholders; approval of the Reorganization of Pacific Horizon by a majority of all of the shares of the funds of Pacific Horizon voting in the aggregate; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of Nations' counsel addressed to Pacific Horizon that the Nations Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of certain letters from independent accountants regarding various financial matters; the receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder; the receipt of a certificate relating to the transition of certain administrative servicing responsibilities to The Bank of New York ("BNY"); the receipt of an exemptive order with respect to Section 9(a) of the 1940 Act by Stephens Inc. ("Stephens"); and the parties' performance in all material respects of their respective covenants and undertakings in the Reorganization Agreement. It is possible that a majority of a Pacific Horizon Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of all shareholders of all Pacific Horizon funds does not approve the reorganization of Pacific Horizon. In such a case, the Pacific Horizon Board of Directors will contemplate what further action is appropriate.

           The Reorganization Agreement also provides that NBAI or an affiliate has agreed to assume all customary expenses associated with the Reorganization. The Reorganization Agreement also provides, among other things, that the Reorganization may be abandoned at any time prior to the Closing upon the mutual consent of both Pacific Horizon and Nations, or by either Nations or Pacific Horizon under certain conditions; and that officers of Nations and of Pacific Horizon may amend, modify or supplement the Reorganization Agreement, provided however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Shares of the corresponding Nations Fund to be issued to any Pacific Horizon Fund without obtaining the Pacific Horizon Fund shareholders' further approval.

           The Reorganization Agreement further provides that Nations, on behalf of each Nations Fund will use its best efforts to satisfy the conditions of
Section 15(f) of the 1940 Act. Section 15(f) of the 1940 Act provides that when a change in the control of an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection therewith as long as two conditions are satisfied. First, no "unfair burden" may be imposed on the investment company as a result of the transaction relating to the change of control, or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden," as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor adviser), or any interested person of any such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the investment company (other than fees for bona fide principal underwriting services). The second condition is that, during the three-year period immediately following consummation of the transaction, at least 75% of the investment company's board of directors must not be "interested persons" of the investment adviser, within the meaning of the 1940 Act. Nations' agreement in this regard is an assumption of the stated expectation of Pacific Horizon as set forth in the Pacific Horizon proxy statement dated May 15, 1998 relating to the change in control, if any, of Bank of America--the Pacific Horizon Funds' investment adviser--which occurred when NationsBank Corporation and BankAmerica Corporation merged on September 30, 1998.

           PACIFIC HORIZON BOARD CONSIDERATION. At meetings held on July 26th and 27th, 1998, the Pacific Horizon Board of Directors was advised that Bank of America and NBAI were considering recommending a consolidation of Pacific Horizon with the Nations Funds Family following the September 30, 1998 merger of NationsBank Corporation with BankAmerica Corporation. The Pacific Horizon Board then met again several times in late 1998 and early 1999 to consider the Reorganization proposal offered by management of Nations, NBAI and its affiliates. In preparation for each meeting, the Directors were provided with detailed information about the Reorganization, the Nations Funds and NBAI. These materials summarized the principal features of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis for each Fund and its shareholders. In addition, the Pacific Horizon Directors received comparative information about the Pacific Horizon Funds and the corresponding Nations Funds, including but not limited to the following matters: (1) investment objectives and policies; (2) advisory, distribution and other servicing arrangements; (3) expenses (with and without giving effect to current expense limitations), including PRO FORMA expenses relative to peer groups and
(4) performance relative to peer groups. The Pacific Horizon Board also was provided with information about NationsBank and its investment advisory organizations, including information regarding those individuals or teams of individuals with responsibility for managing each Nations Fund.

           The Reorganization was unanimously approved by the Pacific Horizon Board of Directors on January 14, 1999.

           During its deliberations, Pacific Horizon's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Pacific Horizon Funds; (2) the capabilities, practices and resources of NBAI and the Nation Funds' other service providers; (3) the investment advisory and other fees paid by the Nations Funds, and the historical and projected expense ratios of the Nations Funds as compared with those of the Pacific Horizon Funds and industry peer groups; (4) the expected cost-savings for certain of the Pacific Horizon Funds, including other Pacific Horizon funds not described in this Proxy/Prospectus, as a result of the reorganization of Pacific Horizon; (5) the investment objectives, policies and limitations of the Nations Funds and their relative compatibility with those of the Pacific Horizon Funds; (6) the historical investment performance records of the Pacific Horizon Funds and the Nations Funds, relative to each other and relative to peer groups; (7) the shareholder services offered by Nations; (8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Pacific Horizon Fund shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Pacific Horizon Funds and their shareholders; (10) the number of investment portfolio options that would be available to shareholders after the Reorganization; (11) the viability of any Pacific Horizon Fund on a stand-alone basis apart from the Nations Funds Family; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates. The Pacific Horizon Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by NBAI.

           With respect to each Nations Fund, Pacific Horizon's Directors further noted that the per share annualized total operating expense ratios after the Reorganization, taking into account voluntary fee waivers, would be higher than those of the corresponding Pacific Horizon Funds before the Reorganization. See "Table II--Total Expense Information" and Appendix II for more information. It also noted that NBAI or an affiliate would assume all customary expenses associated with the Reorganization and that NBAI would commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the date of the Reorganization, the Nations Funds total operating expense ratios will not exceed the PRO FORMA after waiver expense ratios shown in Table II, absent a determination by the Nations Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense ratios. In addition, it noted that NBAI would agree to waive fees and/or reimburse expenses, as needed, to ensure that the total operating expense ratio of any Pacific Horizon Fund that is not reorganized into a corresponding Nations Fund on the closing date of the reorganization of the other Pacific Horizon Funds into corresponding Nations Funds will not, for one year from such date, exceed such Fund's current expense ratio as shown in Table II, absent a determination by the Pacific Horizon Board that extraordinary circumstances or a material reduction in Fund assets that impacts expense levels has occurred that has made it appropriate to permit an increase in expense levels.

           After consideration of the foregoing and other factors, the Pacific Horizon Directors unanimously determined that the Reorganization is in the best interest of the shareholders of Pacific Horizon, and that the interest of the existing shareholders of Pacific Horizon will not be diluted as a result of such Reorganization.

           CAPITALIZATION. The following table sets forth, as of September 30, 1998: (1) the capitalization of each of the Pacific Horizon Funds; (2) the capitalization of each of the corresponding Nations Funds; and (3) the PRO FORMA capitalization of each of the Nations Funds as adjusted to give effect to the Reorganization. The capitalization of each Pacific Horizon Fund and Nations Fund is likely to be different at the Closing as a result of daily share purchase and redemption activity in the Pacific Horizon Funds and Nations Funds as well as the effects of the other ongoing operations of the respective Funds prior to Closing.

                                    TABLE III

                    CAPITALIZATION (AS OF SEPTEMBER 30, 1998)



           1. The table below reflects current and PRO FORMA capitalization information for the combination of the Pacific Horizon Flexible Income Fund with Nations Diversified Income Fund.



------------------------------------------------ -------------------------- --------------------------- ----------------------------
                                                                                                             NET ASSET VALUE
                                                  TOTAL NET ASSETS           SHARES OUTSTANDING               PER SHARE

------------------------------------------------ -------------------------- --------------------------- ----------------------------

Pacific Horizon Flexible Income Fund
        Class A                                         $38,320,503                   2,276,077                      $16.84
        Class K                                            $470,758                      27,942                       16.85

------------------------------------------------ -------------------------- --------------------------- ----------------------------
Nations Diversified Income Fund
        Investor A                                      $13,154,000                   1,225,596                      $10.73
        Investor C                                       $1,624,000                     151,435                       10.73

------------------------------------------------ -------------------------- --------------------------- ----------------------------
PRO FORMA Combined Fund
        Class A/Investor A                              $51,474,503                   4,796,938                      $10.73
        Class K/Investor C                                2,094,758                     195,308                       10.73

------------------------------------------------ -------------------------- --------------------------- ----------------------------

           2. The table below reflects current and PRO FORMA capitalization information for the combination of the Pacific Horizon
National Municipal Bond Fund with Nations Municipal Income Fund.

------------------------------------------------ -------------------------- --------------------------- ----------------------------
                                                                                                             NET ASSET VALUE
                                                     TOTAL NET ASSETS           SHARES OUTSTANDING               PER SHARE

------------------------------------------------ -------------------------- --------------------------- ----------------------------
Pacific Horizon National Municipal Bond Fund
      Class A                                              $21,503,672               2,009,639                      $10.70

------------------------------------------------ -------------------------- --------------------------- ----------------------------
Nations Municipal Income Fund
      Investor A                                           $24,183,000               2,071,605                      $11.67

------------------------------------------------ -------------------------- --------------------------- ----------------------------
PRO FORMA Combined Fund
      Class A/Investor A                                   $45,686,672               3,914,250                      $11.67
------------------------------------------------ -------------------------- --------------------------- ----------------------------

           3. The table below reflects current and PRO FORMA capitalization information for the combination of the Pacific Horizon
Short-Term Government Fund with Nations Short-Intermediate Government Fund.

------------------------------------------------ --------------------------- -------------------------- ----------------------------
                                                                                                              NET ASSET VALUE
                                                      TOTAL NET ASSETS          SHARES OUTSTANDING               PER SHARE

------------------------------------------------ --------------------------- -------------------------- ----------------------------
Pacific Horizon Short-Term Government Fund
       Class A                                            $21,732,313               2,152,873                        $10.09

------------------------------------------------ --------------------------- -------------------------- ----------------------------
Nations Short-Intermediate Government Fund
       Investor A                                         $49,653,000              11,807,460                         $4.21

------------------------------------------------ --------------------------- -------------------------- ----------------------------
PRO FORMA Combined Fund
       Class A/Investor A                                 $71,385,313              16,969,530                         $4.21

------------------------------------------------ --------------------------- -------------------------- ----------------------------


           FEDERAL INCOME TAX CONSIDERATIONS. Each Nations Fund and each Pacific Horizon Fund intends to qualify as of the Closing, as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Pacific Horizon Fund and each corresponding Nations Fund has been, and expects to continue to be, relieved of federal income tax liability.

           Consummation of the Reorganization with respect to each Pacific Horizon Fund and the corresponding Nations Fund is subject to the condition that Pacific Horizon and Nations receive an opinion from Morrison & Foerster LLP substantially to the effect that, for federal income tax purposes: (i) the transfer of all of the assets and liabilities of a Pacific Horizon Fund to the corresponding Nations Fund in exchange for the Nations Fund Shares, and the distribution of those Nations Fund Shares to shareholders of the Pacific Horizon Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Pacific Horizon Fund and the Nations Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code in respect of the Reorganization; (ii) no gain or loss will be recognized by the Pacific Horizon Fund upon the transfer of its assets and liabilities to the Nations Fund solely in exchange for the Nations Fund Shares; (iii) no gain or loss will be recognized by the Nations Fund upon the receipt of the assets and assumption of liabilities of the Pacific Horizon Fund solely in exchange for the Nations Fund Shares; (iv) the basis of the Pacific Horizon Fund's assets received by the Nations Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Pacific Horizon Fund immediately prior to the Reorganization; (v) the holding period of the Pacific Horizon Fund's assets in the hands of the Nations Fund will include the period for which such assets have been held by the Pacific Horizon Fund; (vi) no gain or loss will be recognized by the Pacific Horizon Fund on the distribution to its shareholders of the Nations Fund Shares; (vii) no gain or loss will be recognized by the shareholders of the Pacific Horizon Fund upon their receipt of the Nations Fund Shares in exchange for such shareholders' shares of the Pacific Horizon Fund; (viii) the basis of the Nations Fund Shares received by the shareholders of the Pacific Horizon Fund will be the same as the basis of the Pacific Horizon Fund Shares surrendered by such shareholders pursuant to the Reorganization; (ix) the holding period for the Nations Fund Shares received by the Pacific Horizon Fund shareholders will include the period during which such shareholders held the Pacific Horizon Fund Shares surrendered in exchange therefor, provided that such Pacific Horizon Fund shares are held as a capital asset in the hands of the Pacific Horizon Fund shareholders on the date of the exchange; and (x) each Nations Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Pacific Horizon Fund as of the Closing Date, subject to the conditions and limitations specified in the Code. Shareholders of the Pacific Horizon Funds should note, however, that the sale of securities by the Pacific Horizon Funds prior to the Closing whether in the ordinary course of business or in anticipation of the Closing, could result in a taxable capital gains distribution prior to the Closing.

           Nations and Pacific Horizon have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Morrison & Foerster LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

           OTHER MATTERS. NBAI has recommended to the Nations Board that two Directors from the Pacific Horizon Board be added to the Nations Board. The Nations Board is expected to consider such recommendation shortly.

           In addition, under a retirement plan approved by the Pacific Horizon Board, several Pacific Horizon Directors who have been in office for a specified period of time are entitled to retirement benefits following death, resignation or termination. The payment terms and the formula for calculating the amount of the retirement benefits are set forth in Pacific Horizon's statement of additional information. Because the Reorganization contemplates the dissolution of Pacific Horizon, it is being considered a termination of all the Pacific Horizon Directors. Such Directors will, therefore, receive retirement benefits following the Reorganization. NBAI will contribute to Pacific Horizon the amount of any shortfall to the extent that payments of benefits exceed the amount that was accrued.

                    COMPARISON OF PACIFIC HORIZON AND NATIONS

           INVESTMENT OBJECTIVES AND POLICIES. The investment objectives, policies and restrictions of the Pacific Horizon Funds are, in general, similar to those of their corresponding Nations Fund. They are summarized in Appendix
III. There are, however, certain differences. A brief summary of the more significant differences follows. In addition, it is expected that in mid-1999 Nations Funds shareholders will be asked to approve certain changes to the investment policies and restrictions of certain Nations Funds. These changes, if approved, would not alter the primary investment strategy of any such Nations Funds.

           PACIFIC HORIZON FLEXIBLE INCOME FUND/NATIONS DIVERSIFIED INCOME FUND. While the Pacific Horizon Fund may invest up to 35% of its assets in mortgage-backed securities, the corresponding Nations Fund may not invest more than 25% of its assets in such securities. In addition, while the Pacific Horizon Fund may invest up to 20% of its assets in foreign securities, the corresponding Nations Fund may invest up to 25% of its assets in such securities.

           PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND/NATIONS MUNICIPAL BOND FUND. While under normal market conditions the Pacific Horizon Fund will invest at least 65% of its assets in municipal obligations, the corresponding Nations Fund invests at least 80% of its assets in such obligations. In addition, the Pacific Horizon Fund may invest up to 35% of its assets in below-investment grade debt, or "junk bonds," while the corresponding Nations Fund may not invest in such securities. Further, while the Pacific Horizon National Municipal Bond Fund's internal policy is not to invest in securities the interest on which is subject to the federal alternative minimum tax, the Nations Municipal Income Fund may invest up to 20% of its assets in securities the interest on which is subject to the federal alternative minimum tax.

           PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND/NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND. While the Pacific Horizon Fund may invest up to 35% of its assets in mortgage-backed securities, the corresponding Nations Fund will not invest more than 25% of its assets in such securities. In addition, while the Pacific Horizon Fund invests up to 35% of its assets in corporate bonds, the corresponding Nations Fund typically remains fully invested in U.S. Government obligations. Under normal circumstances, it is expected that the average weighted maturity of the Pacific Horizon Fund's investments will range from one to two years, while it is expected that the Nations Fund portfolio's average weighted maturity will be between three and five years and its duration will not exceed five years.

           The investment objectives, strategies and policies of the Pacific Horizon Funds and Nations Funds are more fully discussed in Appendix III. Additional information about the investment policies and restrictions of the Nations Funds and the Pacific Horizon Funds is included in their respective prospectuses and statements of additional information, which have been incorporated herein by reference.

           MANAGEMENT'S DISCUSSION OF NATIONS FUND PERFORMANCE. A discussion by Fund management of the Nations Funds' performance for their most recent fiscal years can be found at Appendix V.

           INVESTMENT ADVISORY SERVICES. Currently NBAI serves as investment adviser to the Nations Funds and TradeStreet serves as investment sub-adviser to the Nations Funds. Both NBAI and TradeStreet are wholly owned subsidiaries of NationsBank, which in turn is an indirect wholly owned banking subsidiary of BankAmerica Corporation. The Fixed Income Management Team of TradeStreet is responsible for the day-to-day management of the Nations Diversified Income Fund and Nations Short-Intermediate Government Fund. The Municipal Fixed Income Management Team of TradeStreet is responsible for the day-to-day management of Nations Municipal Income Fund.

           The following table shows the contractual investment advisory and, where applicable, sub-advisory fee ratios, both before and after waivers. The table also shows the respective investment advisory and sub-advisory fee rates paid to the investment adviser and sub-adviser after taking into account voluntary fee waivers, for each Pacific Horizon Fund (as of September 30, 1998) and corresponding Nations Fund (as of September 30, 1998). The Nations Funds' investment advisory fees as of September 30, 1998, however, have been adjusted to reflect a Board-approved reduction in the advisory fee rates under the investment advisory contracts. The investment advisory fees shown are expected to become effective in May 1999, at or prior to the closing of the Reorganization.

                                    TABLE IV

              INVESTMENT ADVISORY AND SUB-ADVISORY FEE INFORMATION

----------------------------------------------------   -----------------------------------------------------------------------------

PACIFIC HORIZON FUND           ADVISORY FEES                       CORRESPONDING NATIONS FUND   ADVISORY & SUB-ADVISORY FEES
                               BEFORE/AFTER WAIVERS                                             BEFORE/ AFTER WAIVERS

----------------------------------------------------   -----------------------------------------------------------------------------


Pacific Horizon Flexible Income Fund                               Nations Diversified Income Fund
        Advisory Fee           0.45%/0.00%                                 Advisory Fee           0.50%/0.40%
                                                                           Sub-Advisory Fee       0.15%/0.15%
                                                                           (Paid by Adviser out of its advisory fee)

----------------------------------------------------   -----------------------------------------------------------------------------

Pacific Horizon National Municipal Bond Fund                       Nations Municipal Income Fund
        Advisory Fee           0.35%/0.00%                                 Advisory Fee           0.50%/0.28%
                                                                           Sub-Advisory Fee       0.07%/0.07%
                                                                           (Paid by Adviser out of its advisory fee)

----------------------------------------------------   -----------------------------------------------------------------------------

Pacific Horizon Short-Term Government Fund                         Nations Short-Intermediate Government Fund
        Advisory Fee           0.25%/0.00%                                 Advisory Fee           0.30%/0.30%
                                                                           Sub-Advisory Fee       0.15%/0.15%
                                                                           (Paid by Adviser out of its advisory fee)

----------------------------------------------------   -----------------------------------------------------------------------------

           OTHER SERVICE PROVIDERS FOR PACIFIC HORIZON AND NATIONS. Pacific Horizon and Nations have different service providers. Upon completion of the Reorganization, Nations will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

                     Pacific Horizon Funds           Nations Funds

Distributor          Provident Distributors, Inc.    Stephens

Administrator        Bank of America                 Stephens and NBAI

Sub-Administrator    PFPC, Inc.                      BNY

Transfer Agent       PFPC, Inc.                      First Data Investor
                                                     Services Group, Inc.

Sub-Transfer Agent   N/A                             NationsBank

Custodian            BNY (National Municipal         BNY
                     Bond Fund Only)
                     PFPC Trust Company (All Others)

Independent          PricewaterhouseCoopers LLP      PricewaterhouseCoopers LLP
Accountants

           Stephens currently serves as the Nations Funds' distributor. Pursuant to Section 9(a) of the 1940 Act, Stephens could be disqualified from serving as such. The SEC has granted a temporary exemption from the provisions of
Section 9(a). Stephens has applied for a permanent exemption and anticipates receiving such an exemption shortly.

  SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS
FOR THE PACIFIC HORIZON FUNDS

           A SHARES. Pacific Horizon has adopted a Shareholder Services Plan for A Shares, under which the A Shares of each Pacific Horizon Fund reimburse Pacific Horizon's distributor--Provident Distributors, Inc. ("Provident") - for shareholder servicing fees that Provident pays to various service organizations whose customers own A Shares. Payments made under the Shareholder Services Plan for A Shares, also cover shareholder services provided by Provident and for support services provided to the beneficial owners of Pacific Horizon Fund shares. Under the Plan, payments by a Pacific Horizon Fund may not exceed 0.25% (annualized) of the average daily net assets of such Fund's A Shares. Excluded from this calculation, however, are all shares acquired via a transfer of assets from trust and agency accounts at Bank of America. Class A Shares charge a front-end sales load. The maximum front-end sales load charged for each Pacific Horizon Fund's A Shares is set forth in Appendix II. Sales load reduction and waiver categories, which differ from those applicable to Investor A Shares of the corresponding Nations Funds, are described in Appendix III. Certain purchases of A Shares of $1,000,000 or more are subject to a contingent deferred sales charge (a "CDSC") of 1% on redemptions made within 18 months of purchases made before November 16, 1998 or 1% on redemptions made within 1 year of purchases made on or after November 16, 1998, declining to .50% in the second year and eliminated thereafter; Investor A shares of the corresponding Nations Fund received in exchange for such shares will be subject to the same CDSC of 1% on redemptions made within 1 year of purchase, declining to .50% in the second year and eliminated thereafter. For all cases, former Class A shareholders will be credited for the period of time from the original date of purchase of their shares for purposes of determining the amount of their CDSC, if any.

           K SHARES. Pacific Horizon also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which K Shares of a Pacific Horizon Fund reimburse Provident for services rendered and costs incurred in connection with distribution of K Shares. Distribution expenses include expenses incurred in connection with advertising and marketing the Funds' K Shares; payments to service organizations for assistance in connection with the distribution of K Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds (except those used for regulatory purposes or distributed to existing shareholders). Under the Distribution Plan, payments by a Pacific Horizon Fund for distribution expenses may not exceed 0.75% (annualized), of the average daily net assets of such Fund's K Shares.

           Pacific Horizon has adopted an Administrative and Shareholder Services Plan for K Shares, under which K Shares of a Pacific Horizon Fund reimburse Provident for administrative and shareholder servicing fees that Provident pays to various services organizations whose customers own K Shares. Administrative servicing expenses include expenses incurred in connection with administrative services provided by Provident and payments to service organizations for the provision of administrative services to beneficial owners of K shares, such as establishing and maintaining accounts and records relating to their clients who invest in K Shares, providing information to the Funds necessary for accounting or sub-accounting and providing statements periodically to clients showing their position in K Shares. Under the Administrative and Shareholder Services Plan, payments for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of a Fund's K Shares, and payments for administrative servicing expenses may not exceed 0.75% (annualized) of the average daily net assets of the Fund's K Shares.

           The total of all fees under the Distribution Plan and the Administrative and Shareholder Services Plan may not exceed, in the aggregate, 1.00% (annualized) of the average daily net assets of a Fund's K Shares. Class K Shares are offered at net asset value per share with no front-end sales load or contingent deferred sales charge.

    SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE NATIONS FUNDS.

           INVESTOR A SHARES. Nations has adopted a Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The Investor A Plan provides that each Fund may pay its distributor, Stephens, banks, broker/dealers or other financial institutions that offer Shares of the Fund and that have entered into a Sales Support Agreement with Stephens ("Selling Agents") or a Shareholder Servicing Agreement with Nations ("Servicing Agents"), up to 0.25% (annualized) of the average daily net asset value of the Investor A Shares. Investor A Shares charge a front-end sales load. The maximum front-end sales load charged for each Nations Fund's Investor A Shares is set forth in Appendix II. Sales load reduction and waiver categories, which differ from those applicable to Class A Shares of the corresponding Pacific Horizon Funds, are described in Appendix III and the accompanying Prospectus(es). Purchases of $1 million or more of Investor A Shares that are purchased at net asset value are subject to a maximum deferred sales charge of 1% of the lower of the original purchase price or redemption proceeds, if redeemed within 1 year of purchase declining to .50% in the second year and eliminated thereafter. Investor A Shares that were purchased by investors investing $1 million or more between July 31, 1997 and November 15, 1998 are subject to a 1% redemption fee if the Investor A Shares are held less than 18 months. Investor A Shares of the Nations Fund received in exchange for Class A Shares will be subject to the CDSC. For all cases, former Class A shareholders will be credited for the period of time from the original date of purchase of their shares for the purposes of determining the amount of their CDSC, if any.

           INVESTOR C SHARES. Nations has adopted a Distribution Plan with respect to Investor C Shares of the Nations Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees of Nations, provided that the annual rate may not exceed 0.75% of the average daily net assets of the Funds' Investor C Shares. The fees payable under the Distribution Plan are used to, among other things, compensate Selling Agents for providing sales support assistance relating to Investor C Shares. The Trustees of Nations also have approved a shareholder servicing plan ("Servicing Plan") for the Funds which permits the Fund to compensate Servicing Agents for services provided to their customers that own Investor C Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor C Shares.

           Investor C Shares purchased after January 19, 1999 are subject to a CDSC of 1% if redeemed within one year of purchase. No CDSC will apply to Investor C Shares issued in the Reorganization.

           ADMINISTRATION AGREEMENTS. The Pacific Horizon Funds have entered into an administration agreement with Bank of America. Stephens serves as co-administrator to Nations Funds. Effective December 1, 1998, NBAI began serving as co-administrator to Nations Funds with Stephens, and BNY began serving as sub-administrator. Under the new administration arrangements, which will become effective for the Nations Funds on a Fund by Fund basis during the fourth quarter of 1998 and the first quarter of 1999, Stephens and NBAI provide various administrative, accounting and corporate secretarial services and BNY assists NBAI in performing certain administrative and accounting services.

           SHAREHOLDER TRANSACTIONS AND SERVICES. The Pacific Horizon Funds and the corresponding Nations Funds offer generally similar shareholder services and transactions. There are, however, some differences. For example, the minimum initial investment for A and K Shares of the Pacific Horizon Funds is generally $500 while the minimum initial investment for the Investor A Shares and Investor C Shares of the Nations Funds, is generally $1,000. Also, each Pacific Horizon Fund generally requires a $500 minimum account balance, while Nations requires a $1,000 minimum account balance. Another difference is that Pacific Horizon provides check-writing privileges on all A and K Shares, while Nations does not provide check-writing privileges on Investor A and Investor C Shares of the Nations Funds (although Nations does provide check-writing privileges on certain shares of its money market funds). Additionally, Nations does not offer Teletrade--a service currently offered Pacific Horizon Fund shareholders that allows shareholders to authorize electronic transfers of money to purchase shares in or redeem shares from an established Fund account.
For a detailed comparison of shareholder transactions and services see Appendix IV.

           The Pacific Horizon Funds and the corresponding Nations Funds also offer generally similar exchange privileges, with some differences. One difference is that not all Pacific Horizon Fund shares that may currently be exchanged for shares of Pacific Horizon California Tax-Exempt Money Market Fund will, following the Reorganization, be exchangeable for shares of Nations California Tax-Exempt Reserves. Another difference is that shares of Pacific Horizon money market funds acquired in an exchange from shares of Pacific Horizon non-money market funds that were subject to a sales load at the time of original purchase, will no longer be freely exchangeable into a Nations Funds non-money market fund following the Reorganization. Accordingly, certain shareholders seeking to sell such money market fund shares and purchase shares of Nations non-money market funds may be subject to an additional sales load. In addition, shares of Time Horizon Funds will no longer be available for exchange following the Reorganization.

           FEES AND EXPENSES. Certain Pacific Horizon Fund service providers currently waive fees and/or reimburse expenses. For example, Bank of America currently waives all of the fees that it is entitled to receive for providing investment advisory services to the Pacific Horizon Funds. This subsidization results in Bank of America and other service providers furnishing services to the Funds at a loss.

           The subsidization has benefited Pacific Horizon Fund shareholders in that they have enjoyed total operating expenses below the median ratios of other comparable mutual funds. Bank of America has informed Pacific Horizon that Bank of America would have reduced this subsidization as the Funds reached larger asset levels, such as the asset levels that will likely be attained by the Nations Funds after the Reorganization. NBAI has informed Pacific Horizon that for this reason, NBAI will not waive fees or reimburse expenses to the same extent as Bank of America has for the Pacific Horizon Funds.

           Due to reductions in waivers and/or reimbursements, all shareholders of these Pacific Horizon Funds are expected to experience higher total fund operating expenses after the Reorganization. See "Table II--Total Expense Information" and "Appendix II--Expense Summaries of the Pacific Horizon Funds and Corresponding Nations Funds." It is important, however, to consider that all total operating expense ratios for the Nations Funds are within the range of total operating expense ratios of comparable funds. Moreover, NBAI has undertaken to waive fees and/or reimburse expenses as needed to ensure that, for at least one year after the Reorganization, the Nations Funds' total operating expense ratios will not exceed the PRO FORMA after waiver ratios shown in Table II above, absent a determination by the Nations Fund's Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense levels. There can be no assurance that such expense ratios will continue after this commitment expires. For detailed PRO FORMA expense information, see Appendix II.

           SHARE STRUCTURE. Both Pacific Horizon and Nations are registered as open-end management investment companies under the 1940 Act. Currently, Pacific Horizon offers seventeen funds. The Nations Funds Family, which includes several registered investment companies, currently offers sixty-one funds and will offer over seventy funds immediately after the Reorganization.

           Pacific Horizon was organized as a Maryland corporation on October 27, 1982. It is subject to the provisions of its Charter and By-Laws. Nations was organized as a Massachusetts business trust on May 6, 1985 and is subject to the provisions of its Declaration of Trust, as amended and supplemented, and By-Laws. Pacific Horizon's Charter authorizes the Board of Directors to issue full and fractional shares of capital stock ($0.001 par value per share) and to classify and reclassify any authorized and unissued shares into one or more classes of shares. Shares of Nations Funds are sold without par value, and each share represents an equal proportionate interest in a portfolio of Nations with other shares of the same class. Nations' Declaration of Trust authorizes the Board of Trustees to classify shares into one or more series or classes. Shares of both the Pacific Horizon Funds and Nations Funds are entitled to one vote for each full share held and fractional votes for fractional shares held.

           Pacific Horizon Fund shareholders generally have cumulative voting rights to the extent that may be required by applicable law. Additionally, shareholders will vote in the aggregate and not by class or series, except as required by law (or when permitted by the Pacific Horizon Board of Directors).

           In accordance with Nations' Agreement and Declaration of Trust, all shares of a series of Nations are entitled to vote by individual series, except
(1) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There is no cumulative voting in the election of Trustees for Nations.

           Additional information concerning the attributes of the shares issued by the Pacific Horizon Funds and Nations Funds is included in their respective prospectuses, which are incorporated herein by reference. Information about the dividend and distribution policies of both the Pacific Horizon Funds and Nations Funds can be found in Appendix IV.

           COMPARISON OF CORPORATE/TRUST STRUCTURE. As noted, Pacific Horizon is organized as a Maryland corporation and Nations is organized as a Massachusetts business trust. In general, the charter documents governing Pacific Horizon are similar to those documents governing Nations. Although the rights of a shareholder of a Maryland corporation vary in certain respects from the rights of an interestholder of a Massachusetts business trust, the attributes of a share of common stock are comparable to those of a share of beneficial interest, I.E., shares of both are entitled to one vote per share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board.

           It should be noted that under Maryland law, Pacific Horizon Fund shareholders have no personal liability for Pacific Horizon's acts or obligations. By contrast, under Massachusetts law, interestholders of a Massachusetts business trust like Nations could, under certain circumstances, be held personally liable for the obligations of the trust. However, Nations has provisions in its Declarations of Trust that endeavor to protect shareholders from such liability. Thus, the risk of an interestholder incurring a financial loss on account of interestholder liability is limited to circumstances in which the trust itself is unable to meet its obligations. In addition, it is expected that Nations Funds shareholders will be asked to approve a change in the corporate structure of Nations, including possibly from a Massachusetts business trust to a Delaware business trust and the reorganization of several registered investment companies in the Nations Funds Family with Nations. This change, if required approvals are obtained, would allow those registered investment companies to operate as a single registered investment company, thereby potentially permitting the Nations Funds Family to operate with increased efficiency.

                                 VOTING MATTERS

           GENERAL INFORMATION. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board of Directors of Pacific Horizon. It is expected that the solicitation of proxies will be primarily by mail. OFFICERS AND SERVICE CONTRACTORS OF PACIFIC HORIZON AND NATIONS MAY ALSO SOLICIT PROXIES BY TELEPHONE OR OTHERWISE. In this connection, Pacific Horizon has retained ADP Proxy Services to assist in the solicitation of proxies for the Reorganization. Shareholders may vote (1) by mail, by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope; (2) by telefacsimile, by marking, signing, dating and faxing the enclosed Proxy Ballot to ADP Proxy Services at (704) 388-2641; or (3) by touchtone voting at (800) 690-6903; or 4) by on-line voting at www.proxyvote.com. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Pacific Horizon a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

           Any expenses incurred as a result of hiring ADP Proxy Services or any other proxy solicitation agent will be borne by NBAI or its affiliates.

           Only shareholders of record at the close of business on January 14, 1999 will be entitled to vote at the Meeting. On that date, the following Pacific Horizon Shares were outstanding and entitled to be voted.


NAME OF PACIFIC HORIZON FUND/CLASS                   SHARES ENTITLED TO VOTE

FLEXIBLE INCOME FUND
         A Shares.........................................2,296,828.97
         K Shares.........................................31,497.02

NATIONAL MUNICIPAL BOND FUND
         A Shares.........................................1,984,006.49

SHORT-TERM GOVERNMENT FUND
         A Shares.........................................2,127,469.48

           Each whole and fractional share of a Pacific Horizon Fund is entitled to a whole or fractional vote.

           If the accompanying proxy is executed and returned in time for the Meeting, the Shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

           SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement is being submitted for approval at the Meeting by Pacific Horizon's shareholders pursuant to Pacific Horizon's Charter and By-Laws, and was unanimously approved by the Pacific Horizon Board of Directors at a meeting held on January 14, 1999. The Reorganization Agreement must be approved by a majority of the outstanding shares of each Pacific Horizon Fund and the reorganization of Pacific Horizon must be approved by a majority of the outstanding shares of all the funds of Pacific Horizon, including those funds that are not part of this Proxy/Prospectus. A vote for the Reorganization Agreement includes a vote for the reorganization of Pacific Horizon; correspondingly, a vote against the Reorganization Agreement is a vote against the reorganization of Pacific Horizon. Separate proxy solicitation materials are being mailed to the shareholders of all other series of Pacific Horizon seeking the approval of similar agreements and plans of reorganization and also Pacific Horizon's reorganization.

           The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the Pacific Horizon Funds, the failure of a Pacific Horizon Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Pacific Horizon Funds. It is possible that a majority of a Pacific Horizon Fund's shares may approve the Reorganization Agreement while a sufficient majority of all shares of Pacific Horizon funds voting in the aggregate do not vote to approve the reorganization of Pacific Horizon. In such a case, the Board of Directors will contemplate what further action is appropriate.

           With respect to the approval of the Reorganization Agreement, the term "majority of the outstanding shares" of Pacific Horizon or a Pacific Horizon Fund means more than 50% of the outstanding shares of Pacific Horizon or the particular Pacific Horizon Fund. The vote of the shareholders of the Nations Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

           PRINCIPAL SHAREHOLDERS. As of January 14, 1999, the officers and Directors of Pacific Horizon as a group owned or controlled less than 1% of any Pacific Horizon Funds. As of January 14, 1999, the officers and Trustees of Nations as a group owned or controlled less than 1% of any Nations Fund. Table V(A) shows the name, address and share ownership of each person known to Pacific Horizon to have ownership with respect to 5% or more of a class of a Pacific Horizon Fund as of January 14, 1999. Table V(B) shows the name, address and share ownership of each person known to Nations to have ownership with respect to 5% or more of a class of a Nations Fund as of January 14, 1999.



                                   TABLE V(A)

                                                                                                                           >

                                                            CLASS; AMOUNT                                            PERCENTAGE
PACIFIC HORIZON            NAME AND                         OF SHARES OWNED;         PERCENTAGE       PERCENTAGE      OF FUND
FUND                       ADDRESS                          TYPE OF OWNERSHIP         OF CLASS         OF FUND      POST-CLOSING

Pacific Horizon National   BA Investment Services, Inc.     A; 108,897.06; record      5.49%             5.49%          0.18%
Municipal Bond Fund        FBO 514859931
                           185 Berry Street
                           3rd Floor 12640
                           San Francisco, CA 94107

                           BA Investment Services, Inc.     A; 117,665.98; record      5.93%             5.93%          0.20%
                           FBO 403478581
                           185 Berry Street
                           3rd Floor 2640
                           San Francisco, CA 94104

                           BA Investment Services, Inc.     A; 131,823.45; record      6.64%             6.64%          0.22%
                           FBO 510623051
                           185 Berry Street
                           3rd Floor 12640
                           San Francisco, CA 94107

                                       19

Pacific Horizon            PACO                             A; 214,162.99; record      10.07%            10.07%         0.13%
Short-Term Government      Attn Mutual Funds
Fund                       PO Box 513577
                           Los Angeles, CA  90051

                           Bank of America MT&SA            A; 1,634,145.86;           76.81%            76.81%         0.98%
                           The Private Bank                 record
                           Attn Common Trust Funds
                           Unit 38329
                           PO Box 3577 Terminal Annex
                           Los Angeles, CA  90051


                           BA Investment Services Inc.      A; 125,250.27; record      5.89%             5.89%          0.08%
                           FBO 426422071
                           185 Berry St.
                           3rd Floor 12640
                           San Francisco, CA  94107

Pacific Horizon Flexible   PACO                             A; 241,819.67; record      10.53%            10.39%         0.58%
Income Fund                Attn Mutual Funds
                           PO Box 513577
                           Los Angeles, CA  90051

                           Corelink Financial Inc.          K; 31,318.52; record       99.43%            1.35%          0.07%
                           PO Box 4054
                           Concord, CA  94524


                           Corelink Financial Inc.          A; 144,441.34; record      6.29%             6.20%          0.34%
                           PO Box 4054
                           Concord, CA  94524

                           Bank of America MT&SA            A; 168,660.45; record      7.34%             7.24%          0.40%
                           The Private Bank
                           Attn Common Trust Funds
                           Unit 38329
                           PO Box 3577 Terminal Annex
                           Los Angeles, CA  90051

                                       20

                                                             TABLE V(B)

                                                            CLASS; AMOUNT                                            PERCENTAGE
NATIONS                    NAME AND                         OF SHARES OWNED;         PERCENTAGE       PERCENTAGE      OF FUND
FUND                       ADDRESS                          TYPE OF OWNERSHIP         OF CLASS         OF FUND      POST-CLOSING

Nations Diversified        NFSC FEBO #W15-632406            A; 81,447.45; record       7.16%             0.21%          0.19%
Income  Fund               AVX/KYOCERA FNDTN
                           Attn:  Bill Thiele
                           P.O. Box 867
                           Myrtle Beach, SC  29578

                           NFSC FEBO #W15-638277            A; 77,420.33; record       6.81%             0.20%          0.18%
                           NFSC/FMTC IRA SEPP
                           FBO James T. Pearce
                           P.O. Box 1986
                           Greenville, SC  29602

                           NFSC FEBO #W17-662682            C;15,014.93; record        11.53%            0.039%         0.04%
                           NFSC/FMTC IRA ROLLLOVER
                           FBO Linda G. Walker
                           7 Sally Street
                           Spartanburg, SC  29301

                           George Tipton and                C; 9,945.36; record        7.64%             0.025%         0.023%
                           Toni Tipton JTWROS
                           1103 Shipmaster
                           Hilton Head Island, SC
                           29928-0000

                           NFSC FEBO #W15-001520            C; 9,587.62; record        7.36%             0.025%         0.022%
                           Clarence G. Boehm
                           136 E Edgewater Drive
                           Charleston, SC  29407

                           Stuart K. Colonna TTEE           C; 9,392.73; record        7.21%             0.024%         0.022%
                           Bayshore Concrete Products
                           Corp.
                           Retirement Savings Plan
                           1 Bayshore Road
                           P.O. Box 230
                           Cape Charles, VA  23310

                           NFSC FEBO #W14-629260            C;7,055.54; record         5.42%             0.018%         0.017%
                           W. O. James
                           Julianne G. James
                           425 Sherwood Road
                           Fayetteville, GA  30215

                           Mr. Judoprajitno TTEE FBO        C;6,726.97; record         5.16%             0.017%         0.016%
                           Embassy of the Republic of
                           Indonesia Retirement Plan
                           2020 Massachusetts Ave., NW
                           Washington, DC  20036-1012

Nations Municipal Income   Capital Network Services         A; 351,068.69; record      14.19%            0.60%          0.59%
Fund                       Attn:  Ellyson Barnes
                           One BushStreet
                           Suite 1150
                           San Francisco, CA  94104

                           Denise Maxwell                   C; 49,043.01; record       28.23%            0.08%          0.08%
                           45 Saddlebrook
                           Houston, TX  77024

                           NFSC FEBO #W65-633313            C; 18,786.87; record       10.82%            0.03%          0.03%
                           College Park Partners Ltd.
                           A Partnership
                           117 Spring Chase Circle
                           Atlamonte Springs, FL  32714

                           Emmet David Gelhot               C; 10,364.67; record       5.97%             0.02%          0.02%
                           5630 Oleatha Avenue
                           Saint Louis, MO  63139-1504

                                       21

                           W. Keith Maxwell                 C; 9,086.74; record        5.23%             0.02%          0.02%
                           45 Saddlebrook
                           Houston, TX  77024

Nations                    NFSC FEBO #W14-610208            A; 880,206.99; record      7.63%             0.55%          0.53%
Short-Intermediate         Burgess Pigment Co.
Government Fund            P.O. Box 349 Deck Blvd.
                           Sandersville, GA  31082

                           James Street Property Investors  A; 647,049.25; record      5.61%             0.40%          0.39%
                           600 Atlantic Ave, Suite 2000
                           Boston, MA  02210



           For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

           Nations and Pacific Horizon have been advised by Bank of America that the shares of each Pacific Horizon Fund over which Bank of America and its affiliates have voting power may be voted by Bank of America itself in its capacity as fiduciary and that it has engaged an independent third party to evaluate the Reorganization proposal and make a recommendation as to how to vote the shares.

           QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement are not received by Pacific Horizon or by one or more of the Pacific Horizon Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held after the date set for the original Meeting without notice except announcement at the meeting, but, under Maryland law, no more than 120 days after the record date. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). A shareholder vote may be taken with respect to one or more Pacific Horizon Funds (but not the other Pacific Horizon Funds) on some or all matters before any such adjournment(s) if a quorum is present and sufficient votes have been received for approval with respect to such Funds.

           A quorum is constituted with respect to Pacific Horizon or a Pacific Horizon Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of Pacific Horizon or the Pacific Horizon Fund entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

           ANNUAL MEETINGS AND SHAREHOLDER MEETINGS. Neither Nations nor Pacific Horizon presently intends to hold annual meetings of shareholders for the election of trustees/directors and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Pacific Horizon or Nations have the right to call a meeting of shareholders.

                      ADDITIONAL INFORMATION ABOUT NATIONS

           Additional information about the Nations Funds is included in their prospectuses and statements of additional information dated August 1, 1998, as supplemented through the date hereof, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Nations at the address and telephone number set forth on the first page of this Proxy/Prospectus. Nations is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Nations can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Nations listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

           Officers of Nations are elected by, and serve at the pleasure of, the Board of Trustees. Officers of Nations receive no remuneration from Nations for their services in such capacities.

           Information included in this Proxy/Prospectus concerning Nations was provided by Nations.


                  ADDITIONAL INFORMATION ABOUT PACIFIC HORIZON

           Additional information about the Pacific Horizon Funds is included in their prospectuses and statements of additional information, dated July 1, 1998 as supplemented through the date hereof, which have been filed with the SEC. Copies of these prospectuses and the related statements of additional information may be obtained without charge by writing or calling Pacific Horizon at the address and telephone number set forth on the first page of this Proxy/Prospectus. Reports and other information filed by Pacific Horizon can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Pacific Horizon listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

           Information included in this Proxy/Prospectus concerning Pacific Horizon was provided by Pacific Horizon.


                              FINANCIAL STATEMENTS

           The unaudited financial statements and financial highlights for shares of the Nations Funds for the semi-annual period ended September 30, 1998 are included or incorporated by reference in their prospectuses or statements of additional information, or in the statement of additional information related to this Proxy/Prospectus. The unaudited financial statements and financial highlights for shares of the Pacific Horizon Funds for the semi-annual period ended August 31, 1998 are included or incorporated by reference in their prospectuses or statements of additional information or in the statement of additional information related to this Proxy/Prospectus, or are included herein.

           The annual financial statements and financial highlights of the Nations Funds for the year ended March 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon and have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

             The annual financial statements and financial highlights of the Pacific Horizon Funds for the year ended February 28, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon and have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

                                 OTHER BUSINESS

           Pacific Horizon's Board of Directors knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

           Shareholder inquiries may be addressed to Pacific Horizon or to Nations in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.

                                                         *        *        *

           SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFACSIMILE OR VOTE ON-LINE OR BY TELEPHONE.

           PACIFIC HORIZON WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS FEBRUARY 28, 1998 ANNUAL REPORTS, OR AUGUST 31, 1998 SEMI-ANNUAL REPORTS, TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: PACIFIC HORIZON FUNDS AT P.O. BOX 8968, WILMINGTON, DE 19899 OR BY TELEPHONE AT 1-800-346-2087.

                                   APPENDIX I

                                    AGREEMENT
                                       AND
                             PLAN OF REORGANIZATION


                  THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this 8th day of February, 1999, by and between Nations Fund Trust ("Nations Funds"), a Massachusetts business trust, for itself and on behalf of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund (each an "Acquiring Fund" and collectively the "Acquiring Funds"), each a portfolio of Nations Funds, and Pacific Horizon Funds, Inc. ("Pacific Horizon Funds"), a Maryland corporation, for itself and on behalf of the Pacific Horizon Flexible Income Fund, Pacific Horizon National Municipal Bond Fund and Pacific Horizon Short-Term Government Fund (each an "Acquired Fund" and collectively the "Acquired Funds"), each a portfolio of Pacific Horizon Funds.

                  In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the Fund Assets (as defined in paragraph 1.2.a.) of each Acquired Fund be transferred to each Acquiring Fund corresponding thereto, as set forth in the table attached hereto as Schedule A, in exchange for shares of specified classes of the corresponding Acquiring Fund ("Acquiring Fund Shares") and the assumption by each Acquiring Fund of the Liabilities (as defined in paragraph 1.3) of each corresponding Acquired Fund, and that such Acquiring Fund Shares be distributed immediately after the Closing(s), as defined in this Agreement, by each Acquired Fund to its shareholders in liquidation of each Acquired Fund. The parties intend that each Reorganization (as defined herein) qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each of the Acquiring Funds and the Acquired Funds qualify as a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to such Reorganization.

                  In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1. REORGANIZATION OF ACQUIRED FUNDS

   1.1. Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Acquired Fund shall assign, deliver and otherwise transfer the Fund Assets to its corresponding Acquiring Fund identified in Schedule A, and such corresponding Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), (i) deliver to each corresponding Acquired Fund the full and fractional number of shares of each of its share classes calculated by dividing the value of the Fund Assets less the Liabilities of the corresponding Acquired Fund that are so conveyed and are attributable to each of the Acquiring Fund's respective share classes set forth in Schedule A, computed in the manner and as of the time and date set forth in this Agreement, by the net asset value of one Acquiring Fund share of the particular share class that is to be delivered with respect thereto, computed in the manner and as of the time and date set forth in this Agreement; and (ii) assume all of such Acquired Fund's Liabilities. Such transfer, delivery and assumption shall take place at the closing(s) provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing(s)"). Promptly after the Closing(s), each Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the respective share classes of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transaction(s) are hereinafter sometimes collectively referred to as the "Reorganization(s)."

   1.2.a. With respect to each Acquired Fund, the "Fund Assets" shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables

          (including dividend and interest receivables) owned by each Acquired Fund, and any prepaid expenses shown as an asset on each Acquired Fund's books on the Closing Date.

   1.2.b. At least fifteen (15) business days prior to the Closing Date, each Acquired Fund will provide the corresponding Acquiring Fund with a schedule of its securities and other Assets and Liabilities of which it is aware, and such Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to each Acquiring Fund. Each Acquired Fund reserves the right to sell any of the securities or other assets shown on the list of the Fund's Assets prior to the Closing Date but will not, without the prior approval of the corresponding Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Closing Date, the Acquiring Fund will advise the corresponding Acquired Fund of any investments of such Acquired Fund shown on such schedule which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Acquired Fund holds any investments that its corresponding Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund will assume all liabilities and obligations of the corresponding Acquired Fund, accrued, absolute, contingent or otherwise existing, as of the Closing Date, which liabilities and obligations shall include any obligation of the Pacific Horizon Funds to indemnify Pacific Horizon Funds' current and former Directors and officers, acting in their capacities as such, to the fullest extent permitted by law and the Pacific Horizon Funds' Charter, as in effect as of the date of this Agreement and any obligations of the Pacific Horizon Funds to pay any retirement benefits to current and former Directors pursuant to Pacific Horizon Fund's retirement plan ("Liabilities"). Without limiting the foregoing, each Acquiring Fund agrees that all rights to indemnification and retirement benefits and all limitations of liability existing in favor of the Pacific Horizon Funds' current and former Directors and officers, acting in their capacities as such, under Pacific Horizon Funds' Charter as in effect as of the date of this Agreement shall survive the Reorganization as obligations of the respective Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Nations Funds, its successors or assigns. The Liabilities assumed by Nations Funds, its successors or assigns, on behalf of an Acquiring Fund shall be separate Liabilities of such Acquiring Fund, and not joint or joint and several liabilities of any other Acquiring Fund.

     1.4. Prior to the Closing(s), Nations Funds and Pacific Horizon Funds shall file appropriate Articles of Transfer pursuant to the laws of the State of Maryland, effective as of the Closing(s).

     1.5. Promptly after the Closing(s) with respect to each Acquired Fund, the Acquired Fund will distribute the shares of the Acquiring Fund class received by the Acquired Fund pursuant to paragraph 1.1 to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Acquired Fund Investors will be credited with full and fractional shares of the class that is issued by the corresponding Acquiring Fund under this Agreement with respect to the shares of the Acquired Fund that are held by the Acquired Fund Investors. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Pacific Horizon Funds, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund and to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective number of shares of the Acquiring Fund due such Acquired Fund Investors. In exchange for Acquiring Fund Shares distributed, all issued and outstanding shares of common stock of the Acquired Fund will be redeemed and canceled simultaneously therewith on the Acquired Fund's books; any outstanding share certificates representing interests in the Acquired Fund thereafter will represent the right to receive such number of Acquiring Fund Shares after the Closing(s) as determined in accordance with Section 1.1.

     1.6. If a request shall be made for a change of the registration of shares of an Acquiring Fund to another person from the account of the shareholder in which name the shares are registered in the records of the corresponding Acquired Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and, if any of such shares are outstanding in certificated form, the certificates representing such shares, and that the person requesting such registration shall pay to such Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

     1.7. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund, the assumption of the Acquired Fund's Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.5, Pacific Horizon Funds shall terminate the qualification, classification and registration of such Acquired Fund at all appropriate federal and state agencies. All reporting and other obligations of Pacific Horizon Funds shall remain the exclusive responsibility of Pacific Horizon Funds up to and including the date on which the particular Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph
          4.10. Subject to the provisions of Section 1.8 and comparable provisions of similar Agreements and Plans of Reorganizations being entered into between Pacific Horizon Funds and Nations Institutional Reserves and Nations Funds, Inc., at an appropriate time as determined by Pacific Horizon Funds, upon the advice of counsel, Pacific Horizon Funds will be dissolved under the laws of the State of Maryland.

     1.8. Subject to the conditions set forth in this Agreement, the failure of one Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Acquired Fund" as meaning only those series of Nations Funds and Pacific Horizon Funds, respectively, which are involved in a Reorganization as of a Closing Date.

2. VALUATION

     2.1. With respect to each Acquired Fund, the value of the Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated on the Closing Date (such time and date being herein called the "Applicable Valuation Date"). The net asset value of the Fund Assets to be transferred by the Acquired Funds shall be computed by Pacific Horizon Funds and shall be subject to adjustment by the amount, if any, agreed to by Nations Funds and the respective Acquired Funds. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Funds, each security shall be priced in accordance with the pricing policies and procedures of the Acquiring Funds as described in its then current prospectuses and statements of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Pacific Horizon Funds, provided that such determination shall be subject to the approval of Nations Funds. Pacific Horizon Funds and Nations Funds agree to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of Pacific Horizon Funds and those determined in accordance with the pricing policies and procedures of the Acquiring Funds prior to the Applicable Valuation Date.

     2.2. The net asset value of the share of a class of shares of an Acquiring Fund shall be the net asset value per share of such class computed on the Applicable Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information.

3. CLOSING(S) AND CLOSING DATE

     3.1. Prior to the Closing(s), Nations Funds and Pacific Horizon Funds shall execute and file Articles of Transfer, effective as of the Closing(s) with respect to the transactions contemplated hereby with the Department of Assessments and Taxation of the State of Maryland (the "Department of Assessments"). The Closing for the Acquiring Funds and their corresponding Acquired Fund(s), shall occur on May 14, 1999, and/or on such other date(s) as may be mutually agreed upon in writing by the officers of the parties hereto (a "Closing Date"). The Closing(s) shall be held at the offices of Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201 or at such other location as is mutually agreeable to the parties. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 4:00 p.m. Eastern time on the Closing Date unless otherwise provided.

     3.2. Each Acquiring Fund's custodian shall deliver at the Closing(s) a certificate of an authorized officer stating that: (a) each Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by such Acquired Fund in conjunction with the delivery of portfolio securities. Proper delivery of cash shall be by wire to The Bank of New York, the Acquiring Funds' Custodian, pursuant to instruction to be delivered prior to the Closing(s).

     3.3. Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Nations Funds and Pacific Horizon Funds, accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund is impracticable, the Applicable Valuation Date and Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

     3.4. With respect to each Acquired Fund, Pacific Horizon Funds shall provide Nations Funds and its transfer agents with immediate access from and after the Closing Date to (a) the computer, electronic or such other forms of records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund Investors and the number and percentage ownership of outstanding Acquired Fund shares owned by such Acquired Fund Investor, all as of the Applicable Valuation Date, and (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Investors' taxpayer identification numbers and their liability for or exemption from back-up withholding. Each corresponding Acquiring Fund shall issue and deliver to the Secretary or Assistant Secretary of Pacific Horizon Funds, acting on behalf of the Acquired Fund, a confirmation evidencing the Acquiring Fund Shares credited on the Closing Date or shall provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of each Acquiring Fund. At the Closing(s), each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liability share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.

     3.5. Within twenty (20) days after the Closing Date, each Acquired Fund shall deliver, in accordance with Article 1 hereof, to the corresponding Acquiring Fund a statement of the Fund Assets and Liabilities, together with a list of such Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of Pacific Horizon Funds.

4. COVENANTS WITH RESPECT TO THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

     4.1. Pacific Horizon Funds has called or will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement, and to take such other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Acquired Fund's liquidating distribution of the Acquiring Fund Shares contemplated hereby, and for Pacific Horizon Funds to terminate each Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to each Acquired Fund. Nations Funds and Pacific Horizon Funds will jointly prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that Nations Funds has furnished or will furnish Pacific Horizon Funds, with a current, effective prospectus, including any supplements, relating to the class of shares of each Acquiring Fund corresponding to the class of shares of each Acquired Fund then outstanding for incorporation within and/or distribution with the Proxy Materials, and with such other information relating to the Acquiring Funds as is reasonably necessary for the preparation of the Proxy Materials.

     4.2. Pacific Horizon Funds, on behalf of each Acquired Fund, covenants that each Acquired Fund shall not sell or otherwise dispose of any Acquiring Fund Shares to be received in the transactions contemplated herein, except in distribution to its shareholders in accordance with the terms of this Agreement.

     4.3. Pacific Horizon Funds, on behalf of each Acquired Fund, will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the record and beneficial ownership of shares of each class of each Acquired Fund.

     4.4. Subject to the provisions hereof, Nations Funds, on its own behalf and on behalf of each Acquiring Fund, and Pacific Horizon Funds, on its own behalf and on behalf of each Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

     4.5. Pacific Horizon Funds, on behalf of each Acquired Fund, shall furnish to its corresponding Acquiring Fund on the Closing Date, a statement of the total amount of each Acquired Fund's Assets and Liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of Pacific Horizon Funds as being determined in accordance with generally accepted accounting principles consistently applied and as being valued in accordance with paragraph 2.1 hereof. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, Pacific Horizon Funds, on behalf of each Acquired Fund, shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to Nations Funds, on behalf of each Acquiring Fund, a statement certified by an officer of Pacific Horizon Funds of such Acquired Fund's federal income tax attributes and the tax basis in its assets that will be carried over to the corresponding Acquiring Fund in the Reorganization pursuant to Section 381 of the Code.

     4.6. Nations Funds has prepared and filed, or will prepare and file, with the Securities and Exchange Commission ("SEC") and the appropriate state securities commissions a post-effective amendment (the "N-1A Post-Effective Amendment") to its registration statement on Form N-1A (File Nos. 002-97817; 811-4305), as promptly as practicable so that all Acquiring Funds and their shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), the Investment Company Act of 1940, as amended (the "1940 Act") as necessary to consummate the transactions contemplated hereby. Nations Funds will prepare and file with appropriate state securities commissions any notices or other filings required to consummate the transactions contemplated hereby. In addition, Nations Funds, on behalf of each Acquiring Fund, has prepared and filed, or will prepare and file with the SEC a registration statement on Form N-14 under the 1933 Act, relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of Pacific Horizon Funds and the prospectuses of the Acquiring Funds of Nations Funds relating to the transactions contemplated by this Agreement (the "Registration Statement"). Pacific Horizon Funds, on behalf of each Acquired Fund, has provided or will provide each corresponding Acquiring Fund with the materials and information necessary to prepare the N-1A Post-Effective Amendment and the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to each Acquired Fund as are requested by the corresponding Acquiring Fund and as are reasonably necessary for the preparation of the N-1A Post-Effective Amendment and the Registration Statement.

     4.7. As soon after the Closing Date as is reasonably practicable, Pacific Horizon Funds, on behalf of each Acquired Fund shall prepare and file all federal and other tax returns and reports of each Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed.

     4.8. With respect to each Acquiring Fund, Nations Funds agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, as may be modified from time to time, including qualifying as a "regulated investment company" under the Code, for at least one (1) year following the Closing Date.

     4.9. With respect to each Acquired Fund, Pacific Horizon Funds agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, as may be modified from time to time, including qualifying as a "regulated investment company" under the Code, up to the Closing Date.

    4.10. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of all Liabilities of the Acquired Fund as contemplated herein, Pacific Horizon Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to such Acquired Fund(s), promptly after the Closing Date. As soon as practicable after the Closing Date and further subject to Section 1.8 hereof and comparable provisions of similar Agreements and Plans of Reorganization between Pacific Horizon Funds and Nations Institutional Reserves and Nations Funds, Inc., Pacific Horizon Funds shall file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that it has ceased to be an investment company; shall file Articles of Dissolution for recordation with the Department of Assessments, and shall take, in accordance with Maryland General Corporation Law, all other steps necessary and proper to effect its complete dissolution.

    4.11. Nations Fund, on behalf of each Acquiring Fund, shall use its best efforts to satisfy the conditions of the statutory exemption set forth in Section 15(f) of the 1940 Act, as an assumption of the stated expectation of the Pacific Horizon Funds as set forth in the proxy statement of Pacific Horizon Funds dated May 15, 1998.

5. REPRESENTATIONS AND WARRANTIES

     5.1. Nations Funds, on behalf of itself and each Acquiring Fund, represents and warrants to the Pacific Horizon Funds as follows:

        5.1.a. Nations Funds was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of Nations Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Funds business as currently conducted by Nations Funds and as described in the current prospectuses of Nations Funds; Nations Funds is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

        5.1.b. The Registration Statement, including the current prospectuses and statement of additional information of each Acquiring Fund, conform or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

        5.1.c. Each Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by Nations Funds for itself and on behalf of each Acquiring Fund does not and will not
               (i) violate Nations Funds' Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Nations Funds is a party or by which its properties or assets are bound;

        5.1.d. Except as previously disclosed in writing to the Pacific
               Horizon Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Nations Funds' knowledge, threatened against Nations Funds or its business, the Acquiring Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect Nations Funds or an Acquiring Fund's financial condition or the conduct of their business, and Nations Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

        5.1.e. All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of each Acquiring Fund class will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable by Nations Funds and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

        5.1.f. The execution, delivery and performance of this Agreement on behalf of each Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Nations Funds and the Trustees, and this Agreement constitutes a valid and binding obligation of Nations Funds and each Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

        5.1.g. The Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund for the account of the Acquired Fund Investors, pursuant to the terms hereof, will have been duly authorized as of the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable, and the shares of the class of the Acquiring Fund issued and outstanding prior to the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and the applicable notice or filing requirements, or exemptions therefrom, of all applicable state securities laws, and the regulations thereunder, and no shareholder of an Acquiring Fund shall have any preemptive right of subscription or purchase in respect thereto;

        5.1.h. From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by Nations Funds with respect to an Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

        5.1.i. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by Nations Funds, for itself and on behalf of each Acquiring Fund, or the performance of the Agreement by Nations Funds, for itself and on behalf of each Acquiring Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and the filing of Articles of Transfer pursuant to Maryland law and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

        5.1.j. The Statement of Assets and Liabilities, Statement of
               Operations and Statement of Changes in Net Assets of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund as of and for the year ended March 31, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the corresponding Acquired Fund), and the unaudited Statement of Net Assets, Statement of Operations and Statement of Changes in Net Assets of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund as of and for the six-month period ended September 30, 1998 (copies of which have been or will be furnished to the corresponding Acquired Fund), present fairly, in all material respects, the financial position of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund as of such date and the results of its operations and the changes in its Net Assets for the period then ended in accordance with generally accepted accounting principles consistently applied, and as of such date there were no Liabilities of Nations

               Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund known to Nations Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

        5.1.k. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquiring Fund's financial position, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquired Fund, prior to the Closing Date (for the purposes of this subparagraph (k), neither a decline in an Acquiring Fund's net asset value per share nor a decrease in an Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change);

        5.1.l. All federal and other tax returns and reports of Nations Funds and each Acquiring Fund required by law to be filed on or before the Closing Date have been or will be filed, and all federal and other taxes owed by Nations Funds on behalf of the Acquiring Funds have been or will be paid so far as due, and to the best of Nations Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

        5.1.m. Each Acquiring Fund intends to qualify as a "regulated investment company" under the Code, and each Acquiring Fund that has conducted material investment operations prior to the Closing Date has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its current taxable year.

     5.2. Pacific Horizon Funds, on behalf of itself and each Acquired Fund, represents and warrants to Nations Funds as follows:

        5.2.a. Pacific Horizon Funds was duly incorporated under the laws of the State of Maryland for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Maryland, and its Charter and the laws of the State of Maryland provide that the affairs of Pacific Horizon Funds shall be managed under the direction of the Directors and grant them all powers necessary or desirable to carry out such responsibility, including administering Pacific Horizon Funds business as currently conducted by Pacific Horizon Funds and as described in the current prospectuses of Pacific Horizon Funds; Pacific Horizon Funds is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

        5.2.b. All of the issued and outstanding shares of common stock of each Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

        5.2.c. Each Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by Pacific Horizon Funds for itself and on behalf of each Acquired Fund does not and will not (i) violate Pacific Horizon Funds' Charter or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Pacific Horizon Funds is a party or by which its properties or assets are bound, except as otherwise previously disclosed in writing to the Acquiring Funds;

        5.2.d. Except as previously disclosed in writing to Nations Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Pacific Horizon Funds' knowledge, threatened against Pacific Horizon Funds or its business, the Acquired Funds or any of their properties or assets which, if adversely determined, would materially and adversely affect Pacific Horizon Funds or an Acquired Fund's financial condition or the conduct of their business, and Pacific Horizon Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

        5.2.e. The Statement of Assets and Liabilities, Statement of
               Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the year ended February 28, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the corresponding Acquiring Fund) and the unaudited Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Funds as of and for the six-month period ended August 31, 1998 (copies of which have been or will be furnished to the corresponding Acquiring Fund) present fairly, in all material respects, the financial position of each Acquired Fund as of such date and the results of its operations and the changes in its Net Assets for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no Liabilities of any Acquired Fund known to Pacific Horizon Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

        5.2.f. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquired Fund's financial condition, Assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in an Acquired Fund's net asset value per share nor a decrease in an Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

        5.2.g. All federal and other tax returns and reports of Pacific
               Horizon Funds and each Acquired Fund required by law to be filed on or before the Closing Date, have been or will be filed, and all federal and other taxes owed by Pacific Horizon Funds on behalf of the Acquired Funds, have been or will be paid so far as due, and to the best of Pacific Horizon Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

        5.2.h. Each Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation;

        5.2.i. All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable by Pacific Horizon Funds, and all such shares will, at the time of the Closing(s), be held by the persons and in the amounts set forth in the list of Acquired Fund Investors provided to each corresponding Acquiring Fund, pursuant to paragraph 3.4, and no Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

        5.2.j. At the Closing Date, each Acquired Fund will have good and marketable title to its Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein and the filing of Articles of Transfer pursuant to the laws of the State of Maryland, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act or state securities laws, and except for any liens or transfer tax liens arising in connection with the transfer of Fund Assets pursuant to this Agreement;

        5.2.k. The execution, delivery and performance of this Agreement on behalf of the Acquired Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of Pacific Horizon Funds and the Directors, and this Agreement constitutes a valid and binding obligation of Pacific Horizon Funds and each Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

        5.2.l. From the effective date of the Registration Statement, through the time of the meeting of the Pacific Horizon Funds shareholders, and on the Closing Date, the Registration Statement insofar as it relates to materials provided by Pacific Horizon Funds or the Acquired Funds, used in connection with the preparation of the Registration Statement: (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and
               (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by Pacific Horizon Funds, on behalf of the Acquired Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

        5.2.m. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by Pacific Horizon Funds, for itself and on behalf of each Acquired Fund, or the performance of the Agreement by Pacific Horizon Funds for itself and on behalf of each Acquired Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder and the filing of Articles of Transfer pursuant to Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Funds as described in paragraph 8.1; and

        5.2.n. At the Closing Date, the Acquired Funds will have good and marketable title to their assets and full right, power and authority to assign, deliver and otherwise transfer such assets.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS

                  The obligations of Pacific Horizon Funds to consummate the Reorganization with respect to each Acquired Fund shall be subject to the performance by Nations Funds, for itself and on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to each corresponding Acquiring Fund:

     6.1. All representations and warranties of Nations Funds with respect to each Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2. Nations Funds, on behalf of each Acquiring Fund, shall have delivered to Pacific Horizon Funds at the Closing(s) a certificate executed on behalf of each corresponding Acquiring Fund by Nations Funds' President, Secretary, Assistant Secretary, or other authorized officer, in a form and substance reasonably satisfactory to Pacific Horizon Funds and dated as of the Closing Date, to the effect that the representations and warranties of Nations Funds with respect to each Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as such Acquired Fund shall reasonably request.

     6.3. Each Acquired Fund shall have received at the Closing(s) a favorable opinion of Morrison & Foerster LLP, counsel to Nations Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to each Acquired Fund, substantially to the effect that:

        6.3.a. Nations Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

        6.3.b. each Acquiring Fund is a portfolio of Nations Funds, which is a company duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of Nations Funds and grant them all powers necessary or desirable to carry out such responsibility, including administering Nations Funds' business as described in the current prospectuses of Nations Funds;

        6.3.c. this Agreement has been duly authorized, executed and delivered on behalf of Nations Funds and each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Funds, is a valid and binding obligation of Nations Funds enforceable against Nations Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

        6.3.d. the Acquiring Fund Shares to be issued to the Acquired Funds
               Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

        6.3.e. the N-1A Post-Effective Amendment and the Registration
               Statement have become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

        6.3.f. no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation by Nations Funds of the Reorganization with respect to each Acquiring Fund, except for such consents, approvals, authorizations and filings (including the filing of Articles of Transfer pursuant to Maryland law), as have been made or received, except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and except for such consents, approvals, authorizations and filings as may be required under state securities or blue sky laws;

        6.3.g. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Nations Funds, and each Acquiring Fund, do not violate or result in a violation of the Nations Funds Agreement and Declaration of Trust or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Nations Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Nations Funds is now bound or to which it is now a party;

        6.3.h. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the combined proxy statement/prospectus ("Combined Proxy/Prospectus"), involving Nations Funds or the Acquiring Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Nations Funds or the Acquiring Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

        6.3.i. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Nations Funds or an Acquiring Fund or any of their properties or assets and neither Nations Funds nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

     6.4. As of the Closing Date with respect to the Reorganization of each Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Funds, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts described in the prospectus of each Acquiring Fund delivered to the corresponding Acquired Fund pursuant to paragraph 4.1 and in the notice of meeting, form of proxy and Combined Proxy/Prospectus (collectively, "Proxy Materials").

     6.5. With respect to each Acquiring Fund, the Board of Trustees of Nations Funds, including a majority of the "non-interested" Trustees, has determined that the Reorganization is in the best interests of each Acquiring Fund and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of the Reorganization.

     6.6. For the period beginning at the Closing Date of the last Reorganization to occur and ending not less than six years thereafter, Nations Funds, its successor or assigns shall provide, or cause to be provided, liability coverage at least comparable to the liability coverage currently applicable to both former and current Directors and officers of Pacific Horizon Funds, covering the actions of such Directors and officers of Pacific Horizon Funds for the period they served as such.

     6.7. NBAI shall have delivered to Pacific Horizon Funds, no later than April 15, 1999, a certificate, in form and substance reasonably satisfactory to Pacific Horizon Funds, to the effect that NBAI believes that, as of such date, The Bank of New York ("BONY") is capable of satisfactorily providing accounting services for the Acquired Funds and Acquiring Funds, on a combined basis, following the Reorganization ("Accounting Services"). Such certificate shall also set forth the basis for NBAI's determination that BONY is capable of satisfactorily providing the Accounting Services.

     6.8. Stephens Inc., the principal underwriter for the Nations Funds, no later than the Closing Date, shall have received an exemptive order under Section 9(c) of the 1940 Act, authorizing such company to serve as the principal underwriter for the Nations Funds, or otherwise shall be authorized to serve in such capacity.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUNDS

The obligations of Nations Funds to consummate the Reorganization with respect to each Acquiring Fund shall be subject to the performance by Pacific Horizon Funds of all the obligations to be performed by it hereunder, with respect to each corresponding Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of Pacific Horizon Funds with respect to the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

     7.2. Pacific Horizon Funds, on behalf of each Acquired Fund, shall have delivered to each corresponding Acquiring Fund at the Closing(s) a certificate executed on behalf of each Acquired Fund, by Pacific Horizon Funds' President, Secretary or Assistant Secretary, or other authorized officer, in form and substance reasonably satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of Pacific Horizon Funds with respect to each Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as each Acquiring Fund shall reasonably request.

     7.3. Each Acquiring Fund shall have received at the Closing(s) a favorable opinion of Drinker Biddle & Reath LLP, counsel to Pacific Horizon Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to such Acquiring Fund, substantially to the effect that:

        7.3.a. Pacific Horizon Funds is a duly registered, open-end management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

        7.3.b. each Acquired Fund is a portfolio of Pacific Horizon Funds which is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland, and the Charter and the laws of the State of Maryland provide that the affairs of Pacific Horizon Funds shall be managed under the direction of the Directors and grant them all powers necessary or desirable to carry out such responsibility, including administering Pacific Horizon Funds' business as described in the current prospectuses of Pacific Horizon Funds;

        7.3.c. this Agreement has been duly authorized, executed and delivered by Pacific Horizon Funds, for itself and on behalf of the Acquired Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of each Acquiring Fund, is a valid and binding obligation of Pacific Horizon Funds, enforceable against Pacific Horizon Funds in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and court decisions with respect thereto, and such counsel will express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity;

        7.3.d. no consent, approval, authorization, filing or order of any governmental authority or to such counsel's knowledge, order of any court of the United States or any state is required for the consummation of the Reorganization by Pacific Horizon Funds with respect to each Acquired Fund, except for such consents, approvals, authorizations and filings (including the filing of Articles of Transfer pursuant to Maryland law), as have been made or received, except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and except for such consents, approvals, authorizations and filings as may be required under state securities or blue sky laws;

        7.3.e. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Pacific Horizon Funds, and each Acquired Fund, do not violate or result in a violation of the Pacific Horizon Funds' Charter or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Pacific Horizon Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Pacific Horizon Funds is now bound or to which it is now a party;

        7.3.f. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the Combined Proxy/Prospectus involving Pacific Horizon Funds or the Acquired Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Pacific Horizon Funds or the Acquired Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

        7.3.g. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Pacific Horizon Funds or an Acquired Fund or any of their properties or assets and neither Pacific Horizon Funds nor an Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

     7.4. Nations Funds, on behalf of each Acquiring Fund, shall have received from PricewaterhouseCoopers LLP a letter addressed to Nations Funds, on behalf of each Acquiring Fund, and dated as of the Closing Date with respect to the Acquired Funds, in form and substance satisfactory to Nations Funds, to the effect that:

        7.4.a. they are independent accountants with respect to Pacific
               Horizon Funds and each Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

        7.4.b. in their opinion, the audited financial statements and the per share data provided in accordance with Item 3 in Form N-1A (the "Per Share Data") of the Acquired Fund included or incorporated by reference in the Registration Statement previously reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

        7.4.c. on the basis of limited procedures agreed upon by Nations
               Funds, on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of the Acquired Funds, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data with respect to the acquiring funds used in the calculation of any figure expressed numerically or in dollars or percentages of dollars that appear in the Registration Statement under: (a) "Table II -- Total Expense Information" in the Combined Proxy Statement/Prospectus;
               (b) "Table III -- Capitalization (as of September 30, 1998) in the Combined Proxy Statement/Prospectus; and (c) "Appendix II -- Expense Summaries of Pacific Horizon Funds and the Corresponding Nations Funds" in the Combined Proxy Statement/Prospectus agree with the underlying accounting records of the Acquired Funds or with written estimates provided by officers of Pacific Horizon Funds having responsibility for financial and reporting matters, and were found to be mathematically correct.

     7.5. Pacific Horizon Funds shall have delivered to the Acquiring Funds, pursuant to paragraph 5.2(e), copies of financial statements of each Acquired Fund as of and for the year ended February 28, 1999, audited by PricewaterhouseCoopers LLP.

     7.6. The Board of Directors of Pacific Horizon Funds, including a majority of "non-interested" Directors, has determined that the Reorganization is in the best interests of Pacific Horizon Funds and that the interests of the existing shareholders of Pacific Horizon Funds would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

                  The obligations of each Acquiring Fund and of each corresponding Acquired Fund herein are subject to the further conditions that on or before the Closing Date with respect to each Acquiring Fund and each corresponding Acquired Fund:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by a majority of the votes of the shares of common stock outstanding and entitled to vote of Pacific Horizon Funds and of each Acquired Fund, consistent with the provisions of the laws of the State of Maryland, Pacific Horizon Funds' Charter and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to each corresponding Acquiring Fund.

          Approval of this Agreement by a majority of the votes of the shares of common stock outstanding and entitled to vote in an Acquired Fund shall constitute approval of all of the transactions contemplated herein, including the reorganization of all investment portfolios of Pacific Horizon Funds with the Nations Family of Funds and the dissolution of Pacific Horizon Funds, subject to the approval under Maryland law and the Charter of Pacific Horizon Funds by a majority of the votes of the shares of common stock outstanding and entitled to vote of Pacific Horizon Funds.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by Nations Funds, on behalf of the Acquiring Funds or by Pacific Horizon Funds, on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of any of an Acquiring Fund or its corresponding Acquired Fund.

     8.4. The N-1A Post-Effective Amendment and the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. Except to the extent prohibited by Rule 19b-1 promulgated under the 1940 Act, each Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Applicable Valuation Date, which, together with all previous dividends, shall have the effect of distributing to each Acquired Fund's shareholders substantially all of its net investment company taxable income, if any, for all taxable periods or years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain, if any, realized for all taxable periods or years ending on or prior to the Closing Date (after reduction for any capital loss carry forward.)

     8.6. Nations Funds, on behalf of each Acquiring Fund, and Pacific Horizon Funds, on behalf of each Acquired Fund, shall have received from PricewaterhouseCoopers LLP a letter dated as of the Closing Date, in form and substance satisfactory to Nations Funds and to Pacific Horizon Funds, to the effect that on the basis of limited procedures agreed upon by Nations Funds, on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of the Acquired Funds (but not an examination in accordance with generally accepted auditing standards), the data with respect to the acquiring funds used in the calculation of any figure expressed numerically or in dollars or percentages that appear in the Registration Statement under: (a) "Table II -- Total Expense Information" in the Combined Proxy Statement/Prospectus; (b) "Table III -- Capitalization (as of September 30, 1998) in the Combined Proxy Statement/Prospectus; and (c) "Appendix II -- Expense Summaries of Pacific Horizon Funds and the Corresponding Nations Funds" in the Combined Proxy Statement/Prospectus, agree with the underlying accounting records of the Acquiring Funds or with written estimates provided by officers of Nations Funds having responsibility for financial and reporting matters, and were found to be mathematically correct.

     8.7. Nations Funds and Pacific Horizon Funds shall have received an opinion of Morrison & Foerster LLP addressed to both Nations Funds and Pacific Horizon Funds in a form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinion:

        8.7.a. each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code with respect to such Reorganization;

        8.7.b. no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets and Liabilities to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares;

        8.7.c. no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets and assumption of Liabilities of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares;

        8.7.d. the basis of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization;

        8.7.e. the holding period of an Acquired Fund's assets in the hands of the corresponding Acquiring Fund will include the period for which such assets have been held by the Acquired Fund;

        8.7.f. no gain or loss will be recognized by an Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization;

        8.7.g. no gain or loss will be recognized by the shareholders of an Acquired Fund upon their receipt of the corresponding Acquiring Fund Shares in exchange for such shareholders' shares of the Acquired Fund;

        8.7.h. the basis of the Acquiring Fund Shares received by the shareholders of the corresponding Acquired Fund will be the same as the basis of the Acquired Fund shares surrendered by such shareholders pursuant to the Reorganization;

        8.7.i. the holding period for the Acquiring Fund Shares received by the Acquired Fund shareholders will include the period during which such shareholders held the Acquired Fund shares surrendered therefor, provided that such Acquired Fund shares are held as a capital asset in the hands of the Acquired Fund shareholders on the date of the exchange; and

        8.7.j. each Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

In rendering such opinion described in this paragraph 8.7, Morrison & Foerster LLP may require and, to the extent they deem necessary and appropriate, may rely upon representations made in certificates of Nations Funds and Pacific Horizon Funds, their affiliates, and principal shareholders. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor its corresponding Acquired Fund may waive the condition set forth in this paragraph 8.7.

     8.8. Nations Funds and Pacific Horizon Funds shall have received a memorandum addressed to Nations Funds and the Pacific Horizon Funds, in form reasonably satisfactory to them, prepared by Morrison & Foerster LLP concerning the filing of notices and/or other documents, and the payment of fees, in connection with the shares to be issued by Nations Funds pursuant to this

          Agreement under applicable state securities laws or the exemption from such filing and payment requirements under such laws.

     8.9. The SEC shall not have issued any unfavorable advisory report under
          Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

    8.10. Pacific Horizon Funds' agreements with each of its service contractors shall have terminated before or at the Closing, and each party has received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

9. FINDER'S FEES AND EXPENSES

     9.1. Nations Funds, for itself and on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of itself and on behalf of the Acquired Funds, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. NationsBanc Advisors, Inc. shall bear, or shall cause one of its affiliates to bear, the customary expenses associated with the transactions contemplated by this Agreement.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

    10.1. Except for certain side letter agreements between NationsBanc Advisors, Inc. and Pacific Horizon Funds, this Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

    10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11. TERMINATION

    11.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

       11.1.a. by the mutual written consent of Nations Funds and Pacific
               Horizon Funds;

       11.1.b. by either Nations Funds or Pacific Horizon Funds by notice to the other, without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a default or breach of this Agreement by such terminating party) if such Closing(s) shall not have occurred on or before December 31, 1999, or such other date as may be agreed to by the parties; or

       11.1.c. by either of Nations Funds or the Pacific Horizon Funds, in writing without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a material default or breach of this Agreement by such terminating party), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed prior to the Closing Date, (ii) the other party materially breaches or shall have materially breached any of its representations, warranties or covenants contained herein, or (iii) any other express condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

    11.2. Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder with respect to the Acquired Fund and Acquiring Fund affected by such termination, or with respect to Nations Funds and Pacific Horizon Funds, as the case may be, and there shall be no liability for damages on the part of Nations Funds or Pacific Horizon Funds or the Trustees or officers of Nations Funds or Directors or officers of Pacific Horizon Funds, on account of termination pursuant to paragraphs 11.1(a) or (b), except for possible liability on the part of Nations Funds or Pacific Horizon Funds as provided in paragraphs 11.1(a) or (b); provided, however, that notwithstanding any termination of this Agreement pursuant to paragraph 11.1, such termination shall not relieve NationsBanc Advisors, Inc. of its obligations pursuant to Section 9.2 hereof.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Nations Funds, acting on behalf of each Acquiring Fund and the authorized officers of Pacific Horizon Funds, acting on behalf of each Acquired Fund; provided, however, that following the meeting of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the corresponding Acquiring Funds to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting such Acquired Fund Investors, without the Acquired Fund obtaining the Pacific Horizon Fund(s)' shareholders further approval except that nothing in this paragraph 12 shall be construed to prohibit any Acquiring Fund and the corresponding Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Pacific Horizon Funds either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the Board of Trustees or Directors of the waiving party, or any appropriate officer of either party, with or without the approval of such party's shareholders).

13. NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

     For Nations Funds, on behalf of itself and each Acquiring Fund:

                          Richard H. Blank, Jr.
                          Secretary
                          c/o Stephens Inc.
                          111 Center Street
                          Little Rock, Arkansas  72201

                          With copies to:

                          Robert M. Kurucza and
                          Marco E. Adelfio
                          Morrison & Foerster LLP
                          2000 Pennsylvania Avenue, N.W., Suite 5500
                          Washington, D.C.  20006

     For Pacific Horizon Funds, on behalf of itself and each Acquired Fund:

                          c/o W. Bruce McConnel, III
                          Secretary
                          Drinker Biddle & Reath LLP
                          1345 Chestnut Street
                          Philadelphia, PA  19107-3496

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

    14.1. The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to articles, paragraphs, subparagraphs or Schedules shall be construed as referring to articles, paragraphs or subparagraphs hereof or Schedules hereto, respectively. Whenever the terms hereto, hereunder, herein or hereof are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual article, paragraph, subparagraph or sentence.

    14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

    14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws principles otherwise applicable therein.

    14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

    14.5. It is expressly agreed that the obligations of Nations Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Nations Funds personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Funds, as provided in its Agreement and Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Funds as provided in its Agreement and Declaration of Trust.

    14.6. No Acquired Fund shall have any liability for the obligations of any other Acquired Fund hereunder and no Acquiring Fund shall have any liability for the obligation of any other Acquiring Fund hereunder.

    14.7. The names "Pacific Horizon Funds" and "Directors of Pacific Horizon Funds" refer respectively to the corporation created and the Directors, as directors but not individually or personally, acting from time to time under Pacific Horizon Funds' Charter, which is hereby referred to and a copy of which is on file at the Department of Assessments and at the principal office of the corporation. The obligations of "Pacific Horizon Funds" entered into in the name or on behalf thereof by any of the Directors, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Directors, shareholders, or representatives of the corporation personally, but bind only the corporate property, and all persons dealing with any class of shares of the corporation must look solely to the corporate property belonging to such class for the enforcement of any claims against the corporation.

    14.8. Any announcement or similar publicity with respect to this Agreement or the transactions contemplated herein shall be made only at such time and in such manner as the parties shall agree; provided that nothing herein shall prevent either party upon notice to the other party from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.


IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their authorized officers, and attested by their Secretaries as of the day and year first written above.



                                NATIONS FUND TRUST, for itself and on behalf
ATTEST:                         of each Acquiring Fund


/s/  Richard H. Blank, Jr.      By:   /s/  A. Max Walker
---------------------------        ------------------------------
Richard H. Blank, Jr.                 A. Max Walker
Secretary                             President and Chairman of the Board
                                        of Trustees


                                PACIFIC HORIZON FUNDS, INC., for itself and
ATTEST:                         on behalf of each Acquired Fund
/s/  W. Bruce McConnel, III     By:  /s/  Dr. Cornelius J. Pings
----------------------------       -------------------------------

W. Bruce McConnel, III                Dr. Cornelius J. Pings
Secretary                             President and Chairman of the Board
                                        of Directors


                                 NATIONSBANC ADVISORS, INC., hereby
                                 joins in this Agreement with
                                 respect to, and agrees to be bound
                                 by Section 9.2 and 11.2 hereof



                                 By:  /s/  Robert H. Gordon
                                    -------------------------------
                                           Robert H. Gordon
                                           President

                                   SCHEDULE A


Acquired Fund                                Acquiring Fund
-----------------------------------------  -------------------------------------

Flexible Income Fund                       Nations Diversified Income Fund
        A Shares (Class W Common Stock)            Investor A Shares
        K Shares (Class W-Special                  Investor C Shares
               Series 5 Common Stock)
-----------------------------------------  -------------------------------------

National Municipal Bond Fund               Nations Municipal Income Fund
        A Shares (Class Q Common Stock)            Investor A Shares
-----------------------------------------  -------------------------------------

Short-Term Government Fund                 Nations Short-Intermediate Government
        A Shares (Class U Common Stock)       Fund
                                                  Investor A Shares
-----------------------------------------  -------------------------------------

                                   APPENDIX II

                 Expense Summaries of the Pacific Horizon Funds
                         and Corresponding Nations Funds
                 -----------------------------------------------


         The following tables (a) compare the fees and expenses as of September 30, 1998, for the respective Pacific Horizon Funds and their corresponding Nations Funds and (b) show the estimated fees and expenses for the corresponding Nations Funds on a pro forma basis after giving effect to the Reorganization. The Nations Funds' management fees as of September 30, 1998, have been adjusted to reflect a Board-approved reduction in the contractual fee rates under the management contracts. The contractual management fees shown are expected to become effective in May 1999, at or prior to the closing of the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown. NBAI has agreed that it will commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the Reorganization, the Nations Funds total expense ratios will not exceed the pro forma after waiver expense ratios shown in Table II, absent a determination by the Nations Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense ratios. There can be no assurance that such expense ratios will continue after this commitment expires.

                  PACIFIC HORIZON FLEXIBLE INCOME FUND-A SHARES

                NATIONS DIVERSIFIED INCOME FUND-INVESTOR A SHARES

                                                                  Pacific
                                                                   Horizon          Nations
                                                               Flexible Income    Diversified     Combined Fund
                                                                    Fund          Income Fund       Pro Forma
                                                                    ----          -----------       ---------

Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............           4.75%            4.75%            4.75%
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None              None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds)1.......           1.00%            1.00%            1.00%
     Redemption Fees ....................................           None              None             None
     Exchange Fee .......................................           None              None             None

Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Management Fees (after waivers)2....................           0.00%            0.40%            0.40%
     12b-1/Shareholder Servicing Fees (after waivers)3...           0.20%            0.25%            0.25%
     Other Expenses (after waivers)4.....................           0.30%            0.32%            0.32%
                                                                    ----             ----             ----

Total Fund Operating Expenses (after waivers):5..........           0.50%            0.97%            0.97%
                                                                    ====             ====             =====

----------------------------------------
      1 Certain Class A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within a specified time after purchase.

      2 Management Fees (absent waivers) would be 0.45% for the Pacific Horizon
        Flexible Income Fund and 0.50% for the Nations Diversified Income Fund and the Combined Fund.

      3 12b-1/Shareholder Servicing Fees (absent waivers) would be 0.25% for the
        Pacific Horizon Flexible Income Fund.

      4 Other Expenses (absent waivers) would be 0.68% for the Pacific Horizon
        Flexible Income Fund.

      5 Total Fund Operating Expenses (absent waivers) would be 1.38% for the
        Pacific Horizon Flexible Income Fund and 1.07% for the Nations Diversified Income Fund and the Combined Fund.


Example:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                               Pacific
                                               Horizon           Nations
                                           Flexible Income     Diversified      Combined Fund
                                                Fund           Income Fund        Pro Forma
                                                ----           -----------        ---------

1 year ...................................      $52                $57              $57
3 years ..................................       63                 77               77
5 years ..................................       74                 99               99
10 years .................................      107                161              161

--------------------

* These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

               PACIFIC HORIZON FLEXIBLE INCOME FUND-CLASS K SHARES

                NATIONS DIVERSIFIED INCOME FUND-INVESTOR C SHARES

                                                                  Pacific
                                                                  Horizon           Nations
                                                              Flexible Income     Diversified     Combined Fund
                                                                    Fund          Income Fund       Pro Forma
                                                                    ----          -----------       ---------

Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............           None             None              None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None              None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds)........           None             1.00%            1.00%
     Redemption Fees ....................................           None             None              None
     Exchange Fee .......................................           None             None              None

Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Management Fees (after waivers)1....................          0.00%             0.40%            0.40%
     12b-1/Shareholder Servicing Fees (after waivers)2...          0.70%             1.00%            1.00%
     Other Expenses (after waivers)3.....................          0.30%             0.32%            0.32%
                                                                   ----              ----             ----

Total Fund Operating Expenses (after waivers):4..........          1.00%             1.72%            1.72%
                                                                   ====              ====             =====

----------------------------------------

     1 Management Fees (absent waivers) would be 0.45% for the Pacific Horizon Flexible Income Fund and 0.50% for the Nations Diversified Income Fund and the Combined Fund.

     2 12b-1/Shareholder Servicing Fees (absent waivers) would be 1.00% for the Pacific Horizon Flexible Income Fund.

     3 Other Expenses (absent waivers) would be 0.68% for the Pacific Horizon Flexible Income Fund.

     4 Total Fund Operating Expenses (absent waivers) would be 2.13% for the Pacific Horizon Flexible Income Fund and 1.82% for the Nations Diversified Income Fund and the Combined Fund.

Example:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                               Pacific
                                                               Horizon           Nations
                                                           Flexible Income     Diversified      Combined Fund
                                                                Fund           Income Fund        Pro Forma
                                                                ----           -----------        ---------

1 year ............................................             $10                $27              $27
3 years ...........................................              32                 54               54
5 years ...........................................              55                 93               93
10 years ..........................................             123                204              204

Example:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) no redemption at the end of each time period:


                                                               Pacific
                                                               Horizon           Nations
                                                           Flexible Income     Diversified      Combined Fund
                                                                Fund           Income Fund        Pro Forma
                                                                ----           -----------        ---------

1 year ............................................             $10                $17              $17
3 years ...........................................              32                 54               54
5 years ...........................................              55                 93               93
10 years ..........................................             123                204              204

----------------------------------------

* These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                  PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND-
                                 CLASS A SHARES

                 NATIONS MUNICIPAL INCOME FUND-INVESTOR A SHARES


                                                                  Pacific
                                                                  Horizon
                                                                  National          Nations
                                                               Municipal Bond      Municipal      Combined Fund
                                                                    Fund          Income Fund       Pro Forma
                                                                    ----          -----------       ---------
Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............          4.75%             4.75%            4.75%
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None              None
     Maximum Deferred Sales Load (as a percentage of
         redemption proceeds)1...........................           1.00%            1.00%            1.00%
     Redemption Fees ....................................           None             None              None
     Exchange Fee .......................................           None             None              None

Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Management Fees (after waivers)2....................          0.00%             0.28%            0.28%
     12b-1 Fees/Shareholder Servicing (after waivers)3...          0.00%             0.20%            0.20%
     Other Expenses (after waivers)4.....................          0.50%             0.32%            0.32%
                                                                   ----              ----             ----

Total Fund Operating Expenses (after waivers):5..........          0.50%             0.80%            0.80%
                                                                   ====              ====             ====

----------------------------------------

      1 Certain A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within a specified time after purchase.
      2 Management Fees (absent waivers) would be 0.35% for the Pacific Horizon National Municipal Bond Fund and 0.50% for Nations Municipal Income Fund and the Combined Fund.
      3 12b-1/Shareholder Servicing Fees (absent waivers) would be 0.25% for the Pacific Horizon National Municipal Bond Fund, Nations Municipal Income Fund and the Combined Fund.
      4 Other Expenses (absent waivers) would be 0.67% for the Pacific Horizon National Municipal Bond Fund.
      5 Total Fund Operating Expenses (absent waivers) would be 1.27% for the Pacific Horizon National Municipal Bond Fund and 1.07% for Nations Municipal Income Fund and the Combined Fund.

Example:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                             Pacific
                                             Horizon           Nations
                                        National Municipal    Municipal       Combined Fund
                                            Bond Fund        Income Fund        Pro Forma
                                            ---------        -----------        ---------
1 year .............................          $52                $55              $55
3 years ............................           63                 72               72
5 years ............................           74                 90               90
10 years ...........................          107                142              142

--------------------

* These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                   PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND-
                                 CLASS A SHARES

          NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND-INVESTOR A SHARES

                                                                  Pacific
                                                                  Horizon           Nations
                                                                 Short-Term   Short-Intermediate  Combined Fund
                                                              Government Fund   Government Fund     Pro Forma
                                                              ---------------   ---------------     ---------
Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............          3.25%             3.25%            3.25%
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None              None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds)1.......           1.00%            1.00%            1.00%
     Redemption Fees ....................................           None             None              None
     Exchange Fee .......................................           None             None              None

Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Management Fees (after waivers)2....................          0.00%             0.30%            0.30%
     12b-1/Shareholder Servicing Fees (after waivers)3...          0.00%             0.20%            0.20%
     Other Expenses (after waivers)4.....................          0.25%             0.30%            0.30%
                                                                   ----              ----             ----

Total Fund Operating Expenses (after waivers):5..........          0.25%             0.80%            0.80%
                                                                   ====              ====             =====

----------------------------------------

      1 Certain A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within a specified time after purchase.
      2 Management Fees (absent waivers) would be 0.25% for the Pacific Horizon Short-Term Government Fund.
      3 12b-1/Shareholder Servicing Fees (absent waivers) would be 0.25% for the Pacific Horizon Short-Term Government Fund and for Nations Short-Intermediate Government Fund.
      4 Other Expenses (absent waivers) would be 0.52% for the Pacific Horizon Short-Term Government Fund.
      5 Total Fund Operating Expenses (absent waivers) would be 1.02% for the Pacific Horizon Short-Term Government Fund and 0.85% for Nations Short-Intermediate Government Fund and the Combined Fund.

Example:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                               Pacific          Nations
                                                               Horizon           Short-
                                                             Short-Term       Intermediate
                                                             Government        Government     Combined Fund
                                                                Fund              Fund          Pro Forma
                                                                ----              ----          ---------
1 year ............................................             $35                $40              $40
3 years ...........................................              40                 57               57
5 years ...........................................              46                 76               76
10 years ..........................................              63                128              128

--------------------

* These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                                  APPENDIX III

 Investment Objectives, Limitations and Certain Significant Investment Policies of the Pacific Horizon Funds and Corresponding Nations Funds

                 -----------------------------------------------

         This Appendix highlights the investment objectives and certain significant similarities and differences among the investment limitations and investment policies of the three Pacific Horizon Funds and their Nations Funds' counterparts into which they will be reorganized. The following is qualified in its entirety by the more detailed information included in the prospectuses and statements of additional information for the Pacific Horizon Funds and the corresponding Nations Funds which are incorporated by reference in this Proxy/Prospectus.

I.   PACIFIC HORIZON FLEXIBLE INCOME FUND/ NATIONS DIVERSIFIED INCOME FUND

         Investment Objectives:

         1. Pacific Horizon Flexible Income Fund: to seek to provide investors with a high current income consistent with reasonable investment risk.

         2. Nations Diversified Income Fund: to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

         Comment: The Pacific Horizon Fund will pursue its objective by investing primarily in a diversified portfolio of investment grade corporate debt securities, although it may invest a portion of its assets in other types of debt securities and money market instruments. Under normal circumstances the Pacific Horizon Fund will invest at least 65% of total assets in investment grade corporate debt obligations, such as bonds, debentures, notes and convertible securities and U.S. Government Obligations, although it may also invest up to 35% of total assets in lower quality, higher yielding securities, and up to 35% of total assets in mortgage backed securities. The Fund also may invest up to 20% of its assets in the debt obligations of foreign issuers, including Yankee Bonds and Eurobonds.

         Under normal market conditions, the Nations Fund will invest at least 65% of its total assets in investment grade debt obligations and, like the Pacific Horizon Fund may invest up to 35% of total assets in mortgage backed securities. Unlike the Pacific Horizon Fund, the Nations Fund has an expected average dollar-weighted maturity, which is greater than five years. Similar to the Pacific Horizon Fund, the Nations Fund also may invest up to 35% of the total value of its assets in lower quality fixed income securities. The Nations Fund, however, intends to limit any investment in mortgage-backed securities to 25%, as opposed to the 35% limit for the Pacific Horizon Fund. The Nations Fund, like the Pacific Horizon Fund may invest its assets in foreign securities, although the Nations Fund may invest up to 25% of its assets in such securities while the Pacific Horizon Fund may invest up to 20% of its net assets in such securities.


II.  PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND/ NATIONS MUNICIPAL INCOME FUND

         Investment Objectives:

         1. Pacific Horizon National Municipal Bond Fund: to seek to provide investors with as high a level of current interest income free of regular Federal income tax as is consistent with prudent investment management and preservation of capital.

         2. Nations Municipal Income Fund: to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. To the


                                     III-1
extent consistent with the Fund's investment approach, the Fund is managed to seek capital appreciation and minimize capital losses due to interest rate movements.

         Comment: Under normal market conditions, the Pacific Horizon Fund will invest at least 65% of its net assets in investment grade obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, the interest on which in the opinion of bond counsel to the issuer is exempt from regular federal income tax ("Municipal Obligations"). The Pacific Horizon Fund also may invest up to 35% of total assets in below investment grade debt, and may hold uninvested cash reserves during temporary defensive periods or if suitable tax-exempt obligations are unavailable. Investments may also be made in taxable obligations if suitable tax-exempt obligations are unavailable or if acquisition of U.S. Government or other taxable securities is deemed appropriate for temporary defensive purposes.

         The Nations Fund similarly invests in Municipal Obligations, although it will invest at least 80% of its assets in investment grade Municipal Obligations. Like the Pacific Horizon Fund, the Nations Fund also may invest in short-term taxable (i.e. repurchase agreements and short-term debt securities) and non-taxable obligations in such proportions as deemed appropriate during temporary defensive periods. However, unlike the Pacific Horizon Fund, the Nations Fund may not invest in below-investment grade securities. In addition, while the Pacific Horizon Fund's average dollar weighted maturity will vary as it is dependent upon the differing maturities of its investments, the Nations Fund's average dollar weighted maturity is expected to be greater than seven years and the Fund's duration is expected to be greater than six years.

         In addition, while the Pacific Horizon National Municipal Bond Fund's internal policy is not to invest in securities the interest on which is subject to the federal alternative minimum tax, the Nations Municipal Income Fund may invest up to 20% of its assets in securities the interest on which is subject to the federal alternative minimum tax.

III. PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND/ NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND

         Investment Objectives:

         1. Pacific Horizon Short-Term Government Fund: to seek to provide investors with a high level current income consistent with relative stability of principal.

         2. Nations Short-Intermediate Government Fund: to seek high current income consistent with modest fluctuation of principal.

         Comment: The Pacific Horizon Fund will pursue its investment objective by investing at least 65% of total assets in U.S. Government Obligations. Under normal circumstances it is expected that the average weighted maturity of the Pacific Horizon Fund's investments will not exceed two years. Under normal conditions the Pacific Horizon Fund's duration is expected to be in a range of one to two years as reflected by a one-year U.S. treasury bill and a two-year Treasury note respectively. However, there is no limit on the Fund's duration. The Fund also may invest up to 35% of total asset in investment grade non-government fixed income securities, mortgage backed securities, municipal securities and cash equivalents, and up to 20% in foreign securities.

Like the Pacific Horizon Fund, the Nations Fund also typically invests in U.S. Government Obligations, and also may invest in investment-grade non-government fixed income securities, like corporate convertible and non-convertible debt obligations, including bonds, notes, debentures, mortgage-backed securities, real estate investment trusts and other asset-backed securities. However, unlike the Pacific Horizon Fund, the corresponding Nations Fund typically will remain fully invested in U.S. Government obligations and not be invested in corporate bonds in any material percentage. Under normal weighted conditions it is expected that the average dollar weighted maturity of the Nations Fund's portfolio will be between three and five years and the duration will not exceed five years; this is greater than the Pacific Horizon Fund's expected average weighted maturity of two years and duration of between one and two years, and may result in greater fluctuations of net asset value of the Nations Fund than in the Pacific Horizon Fund.



                                     III-2

                                   APPENDIX IV

           Shareholder Transactions and Services of the Nations Funds and Corresponding Pacific Horizon Funds

                 -----------------------------------------------

         This Appendix compares the shareholder transactions and services of the Pacific Horizon Funds and the corresponding Nations Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses for the Pacific Horizon Funds and Nations Funds which are incorporated by reference in this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses. Please note that after the Reorganization, Nations will continue to honor any standing instructions regarding the corresponding Pacific Horizon Fund classes, under arrangements such as automatic withdrawal plans, systematic investment plans or dividend reinvestment plans. In such cases, standing instructions will be subject to the same or similar terms (e.g., minimum investments, account balances and minimum transaction amounts) currently in effect, except that there may be exceptions with respect to the timing of transactions which may need to be altered to comport with Nations procedures. Shareholders will be notified of any such exceptions. After the Reorganization, any instructions given with respect to any new account will be subject to the terms of the applicable Nations Fund class.

I. Pacific Horizon Funds - A Shares

         Corresponding Nations Funds - Investor A Shares

          A. Sales Charges and Exemptions

         There is a maximum sales charge of 4.75%, 4.75% and 3.25% on A Shares of the Pacific Horizon Flexible Income Fund, Pacific Horizon National Municipal Bond Fund and Pacific Horizon Short-Term Government Fund, respectively. The sales charge with respect to A Shares of the Pacific Horizon Funds may decrease as the amount a shareholder invests increases. Also there is no sales charge on purchases of A shares of $1 million or more. However, unless a Pacific Horizon Fund shareholder participates in the Bank of America Daily Advantage(R) or Advantage Plus(TM) programs, a contingent deferred sales charge will be imposed as follows: 1% on redemptions made within 1 year of purchases made on or after November 16, 1998, declining to 0.50% in the second year, and eliminated thereafter, or 1% on redemptions made within 18 months of purchases made before November 16, 1998. An investor may be entitled to reduced sales charges on A Shares through rights of accumulation, letters of intent, quantity discounts, or through certain affiliations with BankAmerica Corporation.

         There is a maximum sales charge of 4.75%, 4.75% and 3.25% on Investor A Shares of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund, respectively. Investor A Shares of each of the Nations Funds that are purchased at net asset value have in addition a 1.00% and 0.50% maximum deferred sales charge which is imposed only if shares are redeemed within the first and second years of purchase, respectively. An investor may be entitled to reduced sales charges on Investor A Shares through rights of accumulation, letters of intent, quantity discounts, or through certain affiliations with BankAmerica Corporation.

               B. Purchase Policies


                                         Pacific Horizon Funds                  Nations Funds
                                         ---------------------                  -------------
Minimum initial investment               $500 for a regular account; $100 for   $1,000 for a regular account; $500
                                         investors purchasing through BofA or   for IRA investors; $250 for
                                         its affiliates*; $500 for IRA, Roth    non-working spousal IRAs; $250 for
                                         IRA or SEP IRA investors; $250 for     wrap fee and other investment
                                         non-working spousal IRAs; $2500 for    adviser accounts; $100 for investors
                                         SEP-IRAs with more than one            participating in the Systematic
                                         participant.                           Investment Plan; no minimum
                                                                                investment for 401(k) plans,
                                                                                simplified employee pension plans
                                                                                ("SEPs"), Savings Incentives Method
                                                                                Plans for Employees ("SIMPLE IRAs")
                                                                                and salary reduction-IRAs
                                                                                ("SAR-IRAs").**

Minimum subsequent investments           $50 for regular accounts and $0 for    $100; $50 for subsequent investments
                                         investors purchasing through BofA or   made through the Systematic
                                         its affiliates; for IRA, Roth IRA or   Investment Plan.
                                         SEP IRA investors; for non-working
                                         spousal IRAs; or for SEP-IRAs.

Purchase methods                         Through Bank of America; Service       Through Selling Agents, Servicing
                                         Organizations; in person; by wire;     Agents, a Nations Fund Personal
                                         by telephone; or Teletrade.            Investment Planner account; by mail;
                                                                                by wire; by telephone# and a
                                                                                Systematic Investment Plan.

               C. Redemption Procedures

                                         Pacific Horizon Funds                  Nations Funds
                                         ---------------------                  -------------
Through an authorized selling or         Yes                                    Yes
servicing agent

By mail                                  Yes                                    Yes


* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.

** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.


                                         Pacific Horizon Funds                  Nations Funds
                                         ---------------------                  -------------
By telephone                             Yes                                    Yes#

By wire                                  Yes                                    Yes

Check writing feature                    Yes+                                   No

By automatic withdrawal plan             Yes (net asset value of account must   Yes (net asset value of account must
                                         be $5,000)                             be $10,000)@


         Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor A Shares and Pacific Horizon may redeem A Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

          D. Additional Shareholder Services

                                         Pacific Horizon Funds                  Nations Funds
                                         ---------------------                  -------------
Systematic/automatic investment plan     Yes ($50 or more)                      Yes (in any amount from $50 to
                                                                                $100,000).

          E. Share Exchanges

                                         Pacific Horizon Funds                  Nations Funds
                                         ---------------------                  -------------

By mail                                  Yes                                    Yes

By telephone                             Yes                                    Yes

Minimum                                  The A Shares exchanged must have a     The Investor A Shares exchanged must
                                         current value of at least $500.        have a current value of at least
                                                                                $1,000

Automatic exchange feature               No                                     Yes.  A shareholder may
                                                                                automatically exchange at least $25
                                                                                on a monthly or quarterly basis.


         Investor A Shares of a Nations Fund may be exchanged for Investor A Shares of any other Nations Fund (except Nations index funds). Exchanges are subject to the minimum investment requirements imposed.

# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

+    Transaction minimum: $500.


@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

         A Shares of a Pacific Horizon Fund may be exchanged for A Shares of any other Pacific Horizon Fund or Time Horizon Fund, a separate investment company advised by Bank of America, or for Pacific Horizon Shares of Pacific Horizon money market funds. Exchanges are subject to the minimum investment requirements imposed.


II. Pacific Horizon Fund - K Shares

         Corresponding Nations Fund - Investor C Shares

          A. Sales Charges and Exemptions

         Pacific Horizon's K Shares and Nations Funds' Investor C Shares are offered at net asset value with no front-end sales charges, although a 1.00% deferred sales charge will apply to all redemptions of Nations Funds' Investor C Shares made within one year of purchase.

          B. Purchase Policies


                                         Pacific Horizon Funds                  Nations Funds
                                         ---------------------                  -------------
Minimum  initial investment              $500 for a regular account; $100 for   $1,000 for a regular account; $500
                                         investors purchasing through BofA or   for IRA investors; $250 for
                                         its affiliates*; $500 for IRA, Roth    non-working spousal IRAs; $100 for
                                         IRA or SEP IRA investors; $250 for     investors participating in the
                                         non-working spousal IRAs; $2500 for    Systematic Investment Plan; no
                                         SEP-IRAs with more than one            minimum investment for 401(k) plans,
                                         participant.                           simplified employee pension plans
                                                                                ("SEPs"), Savings Incentives Method
                                                                                Plans for Employees ("SIMPLE IRAs")
                                                                                and salary reduction-IRAs
                                                                                ("SAR-IRAs").**

Minimum subsequent investments           $50 for regular accounts and $0 for    $100; $50 for subsequent investments
                                         investors purchasing through BofA or   made through the Systematic
                                         its affiliates; for IRA, Roth IRA or   Investment Plan.
                                         SEP IRA investors; for non-working
                                         spousal IRAs; or for SEP-IRAs.

Purchase methods                         Through Bank of America; Service       Through Selling Agents, Servicing
                                         Organizations; by mail; by wire; by    Agents, a Nations Fund Personal
                                         telephone; or Teletrade.               Investment Planner account; by mail;
                                                                                by wire; by telephone# and a
                                                                                Systematic Investment Plan.

* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.

** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

          C. Redemption Procedures

                                         Pacific Horizon Funds                  Nations Funds
                                         ---------------------                  -------------
Through an authorized selling or         Yes                                    Yes
servicing agent

By mail                                  Yes                                    Yes

By telephone                             Yes                                    Yes#

By wire                                  Yes                                    Yes

Check writing feature                    Yes+                                   No

By automatic withdrawal plan             Yes (net asset value of account must   Yes (net asset value of account must
                                         be $5,000)                             be $10,000)@


         Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor C Shares and Pacific Horizon may redeem K Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

          D. Additional Shareholder Services


                                         Pacific Horizon Funds                  Nations Funds
                                         ---------------------                  -------------
Systematic/automatic investment plan     Yes ($50 or more)                      Yes (in any amount from $50 to
                                                                                $100,000).


          E. Share Exchanges

                                         Pacific Horizon Funds                  Nations Funds
                                         ---------------------                  -------------
By mail                                  Yes                                    Yes

By telephone                             Yes                                    Yes

Minimum                                  The K Shares exchanged must have a     The Investor C Shares exchanged must
                                         current value of at least $500.        have a current value of at least
                                                                                $1,000

# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

+    Transaction minimum: $500.

@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

                                         Pacific Horizon Funds                  Nations Funds
                                         ---------------------                  -------------
Automatic exchange feature               No                                     Yes.  A shareholder may
                                                                                automatically exchange at least $25
                                                                                on a monthly or quarterly basis.


         Investor C Shares of a Nations Fund may be exchanged for Investor C Shares of any other Nations Fund non-money market fund (other than an index fund) or Daily Shares of certain money market funds. Exchanges are subject to the minimum investment requirements imposed.

         K Shares of a Pacific Horizon Fund may be exchanged for K Shares of any other Pacific Horizon Fund or Time Horizon Fund. Exchanges are subject to the minimum investment requirements imposed.

       III. Dividends. Dividends for each of the Pacific Horizon Funds and Nations Funds are declared daily and paid monthly.

                                   APPENDIX V

               MANAGEMENT'S DISCUSSION OF NATIONS FUND PERFORMANCE

                 -----------------------------------------------

Nations

Diversified Income
Fund Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MR. AHNRUD SHARES HIS VIEWS ON NATIONS DIVERSIFIED INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND HIS CURRENT OUTLOOK.

PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S INVESTMENT STYLE AND PHILOSOPHY.
Mark S. Ahnrud, CFA, is Senior        Our investment philosophy is biased toward total return,
Portfolio Manager of Nations          recognizing that the combination of current income and price
Diversified Income Fund and a         movement is ultimately more important than current income
Director of Fixed Income              alone. We use a combination of investment
Management for TradeStreet            strategies -- duration management (management of interest
Investment Associates, Inc.,          rate risk), sector rotation, security selection and yield
the investment sub-adviser to         curve positioning -- to add value to the Fund over time. By
the Fund.                             using multiple strategies, we avoid making "big bets" and
INVESTMENT OBJECTIVE                  look for each strategy to add the potential for incremental
The Fund seeks total return           income without any single strategy dominating returns. The
with an emphasis on current           Fund invests in government securities and corporate bonds,
income by investing in a              including high-yield corporate bonds. High-yield corporate
diversified portfolio of fixed        bonds and government securities are not highly correlated to
income securities.                    one another; they react differently to changes in interest
PERFORMANCE REVIEW                    rates and the economy. This divergence in performance is the
For the 12-month period ended         key to this part of the Fund's strategy, as the Fund
March 31, 1998, Nations               balances credit risk and interest rate risk by allocating
Diversified Income Fund Primary       assets to the different sectors as market conditions
A Shares provided a total             warrant.
return of 11.07%.**                   WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE DURING THE
                                      REPORTING PERIOD?
                                      Early in the period, we were concerned about the strength of the domestic economy and believed that the U.S. Federal
                                      Reserve Board (the Fed) would be forced to raise interest
                                      rates to slow growth. The 30-year U.S. Treasury bond began the period yielding just over 7%, and the Fund was
                                      positioned defensively (investing in bonds with relatively short maturities in preparation for higher interest rates), as we believed that yields would rise later in the year.
                                      This economic strength was the result of a 30-year low in
                                      unemployment rates, rising incomes, high levels of consumer confidence and a rapidly rising equity market. But the
                                      environment changed in the fiscal third quarter, as
                                      continued low inflation and a rapidly diminishing federal
                                      budget deficit combined with the anti-growth,
                                      disinflationary shock waves emanating from Asia to push bond yields down. As fear of the Fed raising interest rates
                                      waned, the "flight to quality" trade drove prices higher.
                                      The period ended with the 30-year U.S. Treasury yielding
                                      just under 6%.
                                      *The outlook of this Fund's portfolio manager may differ
                                      from that presented for other Nations Funds mutual funds.
                                      **The performance shown includes the effects of fee waivers by the investment adviser, which has the effect of
                                      increasing total return.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Diversified Income
Fund Portfolio Manager Commentary continued...

                                      HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?
                                      At the beginning of the period, we maintained a defensive
                                      posture in the portfolio because we were concerned that
                                      strong economic growth and the tight labor market would lead the Fed to raise interest rates due to concerns about rising inflation.
                                      The Fund was underweighted in the corporate bond sector for much of the period, as we believed that this sector was
                                      overvalued relative to U.S. Treasury securities. We didn't believe that the incremental yield advantage from owning
                                      corporate bonds justified the credit risk assumed in owning this sector. This environment of low incremental yield
                                      pick-up for owning corporate bonds over U.S. Treasuries
                                      caused the Fund to maintain a relatively low weighting in
                                      the high-yield corporate sector as well.
                                      The Fund's exposure to the mortgage-backed sector was high during the early part of the period, but as interest rates began to decline during the fiscal third quarter, we reduced the Fund's exposure based on increasing prepayment fears and our outlook that interest rates would continue to decline.
                                      With rates back near their 1993 lows, we expected a
                                      significant upturn in refinancing activity in early 1998. We had been willing to take on prepayment risk in the
                                      trading-range environment we saw early in the period, but we believed that as the yield on the 10-year U.S. Treasury bond declined below 6.1%, the risks of continuing to hold on to this sector were too great.
OUR DECISION TO UNDERWEIGHT THE       WHAT INVESTMENT DECISIONS CONTRIBUTED TO THE FUND'S STRONG
FUND'S CORPORATE BOND EXPOSURE        PERFORMANCE?***
PROVED SUCCESSFUL.                    Our decision to underweight the Fund's corporate bond
                                      exposure proved successful. As the Asian crisis played out during the fiscal third quarter, the resultant "flight to
                                      quality" caused corporate bonds to lag the performance of
                                      U.S. Treasury bonds. This caused the worst period of
                                      relative corporate bond performance in the last 10 years.

                                      We were then able to use this as an opportunity to increase the Fund's exposure to the corporate bond sector, as we
                                      didn't believe that the end of the credit cycle was in
                                      sight. We raised both the Fund's investment-grade and
                                      high-yield bond holdings, increasing the portfolio's income.
                                      We emphasized the health care, cable/media and financial
                                      services sectors in the portfolio, which performed well
                                      during the period. Specifically, companies like Viacom Inc.,
                                      News Corp. Ltd., HEALTHSOUTH Corp. and Morgan Stanley Group
                                      experienced solid performance.
                                      ***Portfolio holdings were current as of March 31, 1998, are subject to change and may not be representative of current holdings.

Nations
Diversif ied Income
Fund Portfolio Manager Commentary continued...

                                      WHAT INVESTMENT DECISIONS HINDERED OVERALL PORTFOLIO
                                      PERFORMANCE DURING THE PERIOD?
                                      Our defensive duration posture was the greatest hindrance to performance during the period. While we extended duration
                                      and had a much better second half of the year as interest
                                      rates declined, it was not enough to recover the ground lost during the fiscal second quarter.
                                      WHAT ECONOMIC DEVELOPMENTS DO YOU ANTICIPATE DURING THE REST
                                      OF 1998?
                                      Later in 1998, either the fundamentally sound U.S. economy will shrug off Asia's troubles, leading to a Fed tightening of interest rates, or Asia will have a meaningful impact on
                                      U.S. growth, further reducing inflation and raising the
                                      probability that the Fed will ease interest rates. We are
                                      positioned for the latter scenario, although our bullish
                                      bias is tempered by the market's current overbought
                                      condition, extreme bullish sentiment and the need for
                                      further confirmation of a slowdown in the domestic economy.
                                      HOW IS THE FUND POSITIONED TO TAKE ADVANTAGE OF THESE
                                      ANTICIPATED DEVELOPMENTS?
                                      We continue to favor the corporate bond sector over the
                                      mortgage sector in this interest-rate environment. We are
                                      more comfortable with the Fund owning corporate bonds, as we are not forecasting a recession and believe that overall
                                      corporate credit quality will continue to improve. We expect to continue to increase the Fund's exposure to this sector in the months ahead. The mortgage sector continues to look unattractive to us, as the low interest-rate environment
                                      will continue to result in significant prepayment activity.

Nations

Diversified Income
Fund
   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

[PIE CHART]

 1.0%  Foreign Bonds and Notes
 2.3%  Other Assets and Liabilities (Net)
 2.7%  Municipal Bonds
13.2%  Mortgage-Backed Securities
35.1%  U.S. Treasury Bonds
45.7%  Corporate Bonds and Notes

                                                                                 TOP TEN HOLDINGS (AS A % OF NET ASSETS AS
                                                                                 OF 3/31/98)
                                                                                 -----------------------------------------
                                                                                   1  U.S. Treasury Bonds            35.1%
                                                                                 -----------------------------------------
                                                                                   2  Federal National Mortgage
                                                                                      Association (FNMA)
                                                                                      Certificates                    8.6%
                                                                                 -----------------------------------------
                                                                                   3  Government National Mortgage
                                                                                      Association (GNMA)
                                                                                      Certificates                    4.6%
                                                                                 -----------------------------------------
                                                                                   4  GTE Corporation 7.900%
                                                                                      02/01/27                        1.8%
                                                                                 -----------------------------------------
                                                                                   5  Nebraska Investment Finance
                                                                                      Authority, Taxable-Series B,
                                                                                      6.550% 09/01/07                 1.7%
                                                                                 -----------------------------------------
                                                                                   6  Westpoint Stevens Inc., Sr.
                                                                                      Notes, 8.750% 12/15/01          1.6%
                                                                                 -----------------------------------------
                                                                                   7  PDV America Inc., Gtd. Sr.
                                                                                      Notes, 7.875% 08/01/03          1.6%
                                                                                 -----------------------------------------
                                                                                   8  Morgan Stanley Finance PLC.
                                                                                      Gtd., Sub. Deb.,
                                                                                      8.030% 02/28/17                 1.5%
                                                                                 -----------------------------------------
                                                                                   9  Time Warner Entertainment
                                                                                      8.375% 07/15/33                 1.5%
                                                                                 -----------------------------------------
                                                                                  10  Rogers Cablesystems Limited,
                                                                                      Deb., 10.000% 12/01/07          1.5%
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT AS OF
MARCH 31, 1998, ARE SUBJECT TO CHANGE
AND MAY NOT BE REPRESENTATIVE OF CURRENT HOLDINGS.

Nations

Diversif ied Income
Fund Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)

               Measurement Period                                                 Lehman Government Corporate Bond
             (Fiscal Year Covered)                 Diversified Income $15,737             Index $14,886
Assumes the reinvestment of all distributions.
Oct. 30 1992                                                 10000                             10000
1992                                                         10225                             10163
                                                             10894                             10636
                                                             11318                             10955
                                                             11735                             11317
1993                                                         11828                             11284
                                                             11512                             10931
                                                             11344                             10795
                                                             11442                             10848
1994                                                         11530                             10888
                                                             12136                             11431
                                                             13045                             12172
                                                             13281                             12405
1995                                                         13940                             12983
                                                             13497                             12680
                                                             13543                             12739
                                                             13812                             12964
1996                                                         14284                             13360
                                                             14168                             13245
                                                             14681                             13727
                                                             15066                             14208
1997                                                         15511                             14664
Mar. 31 1998                                                 15737                             14886

Investor B Shares (as of 3/31/98)*

               Measurement Period                                                 Lehman Government Corporate Bond
             (Fiscal Year Covered)                 Diversified Income $13,450             Index $13,897
Assumes the reinvestment of all distributions.
June 7 1993                                                  10000                             10000
                                                             10178                             10227
                                                             10533                             10565
1993                                                         10597                             10534
                                                             10295                             10205
                                                             10125                             10078
                                                             10194                             10128
1994                                                         10253                             10165
                                                             10773                             10671
                                                             11558                             11364
                                                             11745                             11581
1995                                                         12305                             12121
                                                             11891                             11837
                                                             11910                             11893
                                                             12123                             12103
1996                                                         12513                             12473
                                                             12389                             12365
                                                             12813                             12815
                                                             13122                             13264
1997                                                         13481                             13690
Mar. 31 1998                                                 13450                             13897



                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                Since Inception
                                                                (10/30/92 through 3/31/98)      8.73%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Diversified Income
                                                                Fund from the date each class of shares
                                                                was first offered. Figures for the
                                                                Lehman Government Corporate Bond Index,
                                                                an unmanaged index comprised of U.S.
                                                                Government, U.S. Treasury and agency
                                                                securities, corporate and yankee bonds,
                                                                include reinvestment of dividends. It
                                                                is unavailable for investment. The
                                                                performance shown reflects the
                                                                performance of Primary A and Investor B
                                                                Shares. The performance of Primary B,
                                                                Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                Since Inception  NAV  CDSC* (6/7/93
                                                                through
                                                                3/31/98)             6.68% 6.35%

  TOTAL RETURN (AS OF 3/31/98)

                                           Primary A       Primary B       Investor A       Investor B        Investor C
Inception Date                           10/30/92        6/28/96         11/25/92             6/7/93        11/9/92
                                                                                         NAV CDSC*
--------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       11.07%          10.29%          10.80%          10.18%  5.18%      10.27%
--------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                  9.05%           NA              8.77%           8.21%   7.35%      8.35%
5 Years                                  7.63%           NA              7.41%           NA      NA         6.92%
Since Inception                          8.73%           8.26%           8.46%           6.68%   6.35%      8.10%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effects of fee waivers by the investment adviser, which has the effect of increasing total return.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales changes.

Nations
Municipal Income
Fund  Municipal Fixed Income
      Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Michele M. Poirier was        aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal            sector selection and individual credit reviews. We also seek
income tax consistent with the        to limit the distribution of capital gains when appropriate.
potential for principal               As a long-term portfolio, the Fund maintains an average
fluctuation associated with           dollar-weighted maturity of greater than ten years and a
investments in long-term              duration between seven and one-half and nine and one-half
municipal securities. The Fund        years.
invests in investment-grade,
long-term municipal securities.       HOW DID THE FUND PERFORM DURING THE PERIOD?
PERFORMANCE REVIEW                    With a total return of 11.12%, the Fund (Primary A Shares)
For the 12-month period ended         outperformed its peer group, the Lipper General Municipal
March 31, 1998, Nations               Debt Funds Universe,*** which returned 10.61% for the
Municipal Income Fund Primary A       12-month period ended March 31, 1998. The Fund benefited
Shares provided a total return        from an overweighting in the lower end of the investment-
of 11.12%.**                          grade credit spectrum (bonds rated "A" and "Baa/BBB"), which gave the Fund an income advantage. These positions also
                                      enjoyed higher total returns as the gap between yields of
                                      lower- and higher-rated credits narrowed during the period.
                                      (Prices of lower-quality securities rise as their yields
                                      fall to levels that are closer to those of higher-quality
                                      securities.)
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper
                                      General Municipal Debt Funds Universe invest at least 65% of their assets in municipal debt issues in the top four credit ratings.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Municipal Income
Fund  Municipal Fixed Income
      Management Team Commentary continued...

THE FUND OUTPERFORMED ITS PEER        WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN THE
GROUP FOR THE 12-MONTH PERIOD         COMING YEAR?
ENDED MARCH 31, 1998.                 Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.

Nations
Municipal Income
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)





[PIE CHART]

 3.24% Water                                                                     TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
 3.58% Education                                                                 ----------------------------------------------
                                                                                   1  Polk County, Florida, Industrial     2.6%
 3.66% Power/Utilities Revenue                                                        Development Authority, Solid Waste
                                                                                      Disposal Facilities Revenue, (Tampa
 7.55% Hospital                                                                       Electric Company Project), 5.850%
                                                                                      12/01/30
11.25% Other                                                                     ----------------------------------------------
                                                                                   2  North Central Texas, Health          2.0%
35.22% Insured                                                                        Facilities Development Corporation,
                                                                                      Hospital Revenue, (Presbyterian
15.45% General Obligation                                                             Healthcare), Series A, 5.000%
                                                                                      05/15/17
20.05% Pollution Control                                                         ----------------------------------------------
       Revenue/Industrial                                                          3  Murray City, Utah, Hospital Revenue  1.6%
       Development Revenue                                                            Refunding, (IHC Health Services
                                                                                      Inc.), (MBIA Insured), 5.000%
PORTFOLIO HOLDINGS WERE CURRENT AS                                                    05/15/22
OF MARCH 31, 1998, ARE SUBJECT TO                                                ----------------------------------------------
CHANGE AND MAY NOT BE REPRESENTATIVE                                               4  Massachusetts State Port Authority,  1.6%
OF CURRENT HOLDINGS.                                                                  Revenue Bonds, Special Facilities,
                                                                                      (Bosfuel Project), (MBIA Insured),
                                                                                      5.750% 07/01/39
                                                                                 ----------------------------------------------
                                                                                   5  Courtland, Alabama, Industrial       1.5%
                                                                                      Development Board, Solid Waste
                                                                                      Disposal Revenue, 5.750% 11/01/27
                                                                                 ----------------------------------------------
                                                                                   6  Pierce County, Washington, Economic  1.5%
                                                                                      Development Corporation, Solid
                                                                                      Waste Revenue, (Occidental
                                                                                      Petroleum), 5.800% 09/01/29
                                                                                 ----------------------------------------------
                                                                                   7  Anchorage, Alaska, Electric          1.5%
                                                                                      Utilities Revenue Refunding, Senior
                                                                                      Lien, (MBIA Insured), Series B,
                                                                                      5.500% 02/01/26
                                                                                 ----------------------------------------------
                                                                                   8  North Carolina State, Highway-       1.2%
                                                                                      Series A, 4.500% 05/01/07
                                                                                 ----------------------------------------------
                                                                                   9  Washington State, GO, Refunding,     1.2%
                                                                                      Series A, 6.750% 02/01/15
                                                                                 ----------------------------------------------
                                                                                  10  Adams County, Mississippi,           1.1%
                                                                                      Pollution Control, Revenue,
                                                                                      Refunded, (International Paper
                                                                                      Company), Series A, 5.500% 12/01/05
                                                                                 ----------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations
Municipal Income
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [Line Graph]
Assumes the reinvestment of all distributions.

               Measurement Period                                                Lehman Municipal Bond
             (Fiscal Year Covered)                 Municipal Income $17,482         Index $17,369
Feb. 1 1991                                                  10000                      10000
                                                             10081                      10090
                                                             10229                      10306
                                                             10657                      10707
1991                                                         11084                      11065
                                                             11050                      11099
                                                             11500                      11519
                                                             11766                      11826
1992                                                         12006                      12041
                                                             12484                      12488
                                                             12996                      12897
                                                             13503                      13333
1993                                                         13629                      13520
                                                             12729                      12778
                                                             12841                      12918
                                                             12855                      13007
1994                                                         12615                      12821
                                                             13625                      13727
                                                             13975                      14058
                                                             14395                      14462
1995                                                         15075                      15059
                                                             14839                      14878
                                                             14986                      14992
                                                             15391                      15335
1996                                                         15785                      15726
                                                             15733                      15688
                                                             16292                      16229
                                                             16809                      16718
1997                                                         17292                      17172
Mar. 31 1998                                                 17482                      17369

Investor B Shares (as of 3/31/98)* [Line Graph]
Assumes the reinvestment of all distributions.

               Measurement Period                     Municipal Income         Lehman Municipal Bond
             (Fiscal Year Covered)                        $12,965                 Index $13,693
June 7 1993                                                10000                      10000
                                                           10146                      10300
                                                           10522                      10511
1993                                                       10600                      10658
                                                            9881                      10073
                                                            9949                      10184
                                                            9941                      10254
1994                                                        9737                      10108
                                                           10498                      10822
                                                           10747                      11083
                                                           11050                      11401
1995                                                       11551                      11872
                                                           11348                      11729
                                                           11440                      11819
                                                           11727                      12090
1996                                                       12005                      12398
                                                           11943                      12368
                                                           12344                      12794
                                                           12712                      13180
1997                                                       13049                      13537
Mar. 31 1998                                               12965                      13693


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (2/1/91 through 3/31/98)       8.11%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Municipal Income Fund
                                                                from the date each class of shares was
                                                                first offered. The Lehman Municipal
                                                                Bond Index is a broad-based, unmanaged,
                                                                total return index composed of 8,000
                                                                investment-grade, long-term maturity
                                                                bonds. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION      NAV      CDSC*
                                                                (6/7/93 through
                                                                3/31/98)          5.88%   5.54%
                                                                [CHART LEGEND]

  TOTAL RETURN (AS OF 3/31/98)

                                                      PRIMARY A        INVESTOR A    INVESTOR B            INVESTOR C
Inception Date                                    2/1/91             2/1/91                 6/7/93         6/17/92
                                                                                     NAV        CDSC*
-------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                11.12%             10.89%          10.23%     5.23%      10.37%
-------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                           8.66%              8.45%           7.84%      6.97%      7.99%
5 Years                                           6.97%              6.74%           NA         NA         6.23%
Since Inception                                   8.11%              7.95%           5.88%      5.54%      6.92%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

Nations
Short-Intermediate Government
Fund Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MR. SWAIM SHARES HIS VIEWS ON NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND HIS CURRENT OUTLOOK.

PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S INVESTMENT STYLE AND PHILOSOPHY.
John S. Swaim is                      The Fund offers shareholders a low-volatility,
Senior Portfolio Manager              high-credit-quality approach to investing in the bond market
of Nations Short-Intermediate         by focusing primarily on the relative attractiveness of U.S.
Government Fund and Senior            Treasury securities and mortgage-backed securities.
Product Manager, Fixed Income
Management for TradeStreet            WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE DURING THE
Investment Associates, Inc.,          REPORTING PERIOD?
the investment sub-adviser            During the period, economic growth was well above the most
to the Fund.                          optimistic expectations of long-term sustainable levels,
INVESTMENT OBJECTIVE                  productivity rates were high and unemployment rates were at
The Fund seeks high current           30-year lows. In addition, inflation continued to fall and
income consistent with modest         budget deficits declined, providing a favorable backdrop for
fluctuation                           financial assets.
of principal. It invests
primarily in securities issued        In this economic environment, the U.S. Federal Reserve Board
or guaranteed                         (the Fed) opted to keep the Federal Funds rate steady at
by the U.S. Government,               5.5%. The benchmark 30-year U.S. Treasury bond started the
its agencies or                       period at just over 7%, traded in a fairly tight range until
instrumentalities.                    August 1997 and then declined in reaction to the Asian
PERFORMANCE REVIEW                    financial crisis, ending the period at just under 6%. (Bond
For the 12-month period ended         yields typically move in the opposite direction of bond
March 31, 1998, Nations Short-        prices, so that when yields go down, prices generally go
Intermediate Government Fund          up.)
Primary A Shares provided a
total return of 9.11%.**              Early in the reporting period, the economy experienced
                                      impressive overall growth, a balanced budget and no
                                      inflationary pressures. However, in August 1997, the market retreated somewhat as the unemployment rate continued to
                                      decline, consumer confidence remained high and the U.S.
                                      dollar declined from its then year-to-date highs. But with favorable inflation reports, the market accurately
                                      anticipated that the Fed would not act to raise interest
                                      rates. Accordingly, bond yields declined slightly in
                                      September 1997.
                                      *The outlook of this Fund's portfolio manager may differ
                                      from that presented for other Nations Funds mutual funds.
                                      **The performance shown includes the effects of fee waivers by the investment adviser, which has the effect of
                                      increasing total return.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Short-Intermediate Government
Fund Portfolio Manager Commentary continued...

                                      In the final quarter of 1997, Asian stock markets plunged to levels not seen in several years, creating fears of a
                                      financial crisis that affected the world's markets. As
                                      investor confidence deteriorated, the U.S. bond market
                                      benefited from a massive "flight to quality," with investors selling off foreign securities and buying U.S. bonds. Within the bond market, investors fled from corporate,
                                      mortgage-backed and asset-backed securities into U.S.
                                      Treasuries. As a result, any fund with primary holdings in
                                      U.S. Treasuries was well positioned.
                                      In early 1998, Fed Chairman Alan Greenspan discussed the
                                      possibility of disinflationary shocks resulting from the
                                      problems in Asia. This caused the bond market yield curve to steepen dramatically, reducing short-term bond yields
                                      relative to long-term bond yields, which also declined. In
                                      February 1998, as the strength of the U.S. economy became a concern, the market experienced a sell-off and investors
                                      again entertained the possibility
                                      that the Fed might raise interest rates to get ahead of
                                      inflation and
                                      influence growth.
                                      IN JANUARY 1998, SHORT-TERM BOND PERFORMANCE FELL WHEN THE
                                      YIELD CURVE STEEPENED. HOW WAS THE FUND AFFECTED BY THIS?
                                      Prior to January 1998, the bond yield curve had been
                                      flattening, indicating that investors who took on a
                                      relatively low level of risk by investing in short-term
                                      bonds earned income closer to that of more volatile 30-year
                                      U.S. Treasury securities. The Fund benefited from this
                                      flattening as it focused on very short-term and long-term
                                      maturity securities. However, in January 1998, the yield
                                      curve steepened sharply, negatively affecting the Fund's
                                      performance as securities with intermediate maturities
                                      outperformed.
                                      WHAT INVESTMENT DECISIONS CONTRIBUTED TO THE FUND'S
                                      PERFORMANCE?***
                                      The Fund invested over half of its assets in U.S. Treasury securities. While these are viewed by many as a handicap to performance because of their relative lack of income, the
                                      Fund takes advantage of the high liquidity they provide. The
                                      U.S. Treasury market is the most liquid fixed income market in the world, and the Fund used this part of its portfolio for duration and yield-curve management, which contributed to performance at the lowest possible transaction cost.
                                      *** Portfolio characteristics were current as of March 31,
                                      1998, are subject to change and may not be representative of current characteristics.

Nations
Short-Intermediate Government
Fund Portfolio Manager Commentary continued...

                                      Because the Fund can conduct transactions for U.S. Treasury securities at less cost than for any other, it can take
                                      advantage of valuation opportunities that arise across the yield curve. Positioning along the yield curve is a key for value-added performance and enhances the stability provided by the Fund to its investors. The liquidity of this market also permits more frequent duration adjustments within a
                                      narrow band. The Fund historically has added value with
                                      these low-cost strategies.
                                      WHAT INVESTMENT DECISIONS HINDERED OVERALL PORTFOLIO
                                      PERFORMANCE DURING THE PERIOD?
                                      As interest rates declined during the last six months due to the Asian financial crisis, homeowners took advantage of
                                      lower interest rates by prepaying or refinancing their
                                      mortgages. As a result, mortgage-backed securities lost
                                      value, causing a portion of the Fund to decline in value. In reaction, we reduced the Fund's holdings in the mortgage
                                      market. Because mortgage-backed securities had offered solid income potential, it was important to invest in alternative income-producing securities during this time. Accordingly, we increased the Fund's weighting in callable securities,
                                      which provided the Fund with an income component along with liquidity.
                                      WHAT ECONOMIC DEVELOPMENTS DO YOU ANTICIPATE DURING THE REST
                                      OF 1998?
                                      We anticipate the financial crisis in Asia to have an impact on the U.S. economy, affecting our markets in the third or fourth quarter of 1998. When this occurs, we expect the
                                      economy to slow and disinflation to play a role. This could ease pressure on the labor market and could prompt the Fed to reduce interest rates. However, we do not expect the
                                      impact to be so severe as to cause a recession.
We strive to provide investors        If, however, the Asian situation does not have a significant
with a relatively stable net          impact and economic growth remains strong, then the Fed will
asset value with attractive           likely raise interest rates. We expect this to slow the
levels                                economy, eventually causing rates to decline.
of income.
                                      HOW ARE YOU POSITIONING THE FUND TO TAKE ADVANTAGE OF THESE
                                      ANTICIPATED DEVELOPMENTS?
                                      The Fund will remain conservative and invest primarily in
                                      U.S. Treasuries, maintaining a portfolio with a short
                                      duration during the next few months. We strive to provide
                                      investors with a relatively stable net asset value with
                                      attractive levels of income.

Nations
Short-Intermediate Government
Fund
   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

[PIE CHART]

 0.2% Government Guaranteed Bonds

 4.3% Short-Term Investments

22.0% Mortgage-Backed
      Securities

73.5% U.S. Government
      and Agency
      Obligations and
      Other Assets
      and Liabilities (Net)

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 -----------------------------------------
                                                                                   1  U.S. Treasury Notes            55.5%
                                                                                 -----------------------------------------
                                                                                   2  Federal National Mortgage
                                                                                      Association (FNMA)
                                                                                      Certificates                   10.2%
                                                                                 -----------------------------------------
                                                                                   3  Federal National Mortgage
                                                                                      Association (FNMA) Notes        9.7%
                                                                                 -----------------------------------------
                                                                                   4  Federal Home Loan Mortgage
                                                                                      Corp. (FHLMC) Certificates      7.1%
                                                                                 -----------------------------------------
                                                                                   5  Government National Mortgage
                                                                                      Association (GNMA)
                                                                                      Certificates                    4.6%
                                                                                 -----------------------------------------
                                                                                   6  U.S. Treasury Bond
                                                                                      6.125% 11/15/27                 4.4%
                                                                                 -----------------------------------------
                                                                                   7  Federal Home Loan Mortgage
                                                                                      Corporation 6.625% 03/12/08     4.4%
                                                                                 -----------------------------------------
                                                                                   8  Federal Home Loan Bank
                                                                                      Discount Note
                                                                                      5.475% 04/24/98                 4.1%
                                                                                 -----------------------------------------
                                                                                   9  Second Attransco Tanker
                                                                                      Corporation, Series A
                                                                                      8.500% 06/15/02                 0.2%
                                                                                 -----------------------------------------
                                                                                  10  Federal Housing Authority
                                                                                      (FHA) Certificates and Notes
                                                                                      6.000% 07/15/04                 0.2%
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 1998, ARE SUBJECT
TO CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

Nations
Short-Intermediate Government
Fund Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)

              Measurement Period                              Short-                 Lehman Brothers Intermediate Government Bond
            (Fiscal Year Covered)                Intermediate Government $15,369                   Index $16,072
Assumes the reinvestment of all distributions.
Aug. 1 1991                                                   10000                                     10000
                                                              10427                                     10363
1991                                                          10925                                     10862
                                                              10762                                     10748
                                                              11242                                     11164
                                                              11639                                     11653
1992                                                          11556                                     11614
                                                              11997                                     12049
                                                              12185                                     12285
                                                              12461                                     12545
1993                                                          12483                                     12564
                                                              12266                                     12332
                                                              12147                                     12263
                                                              12208                                     12356
1994                                                          12183                                     12345
                                                              12648                                     12859
                                                              13124                                     13460
                                                              13314                                     13669
1995                                                          13699                                     14126
                                                              13580                                     14029
                                                              13599                                     14124
                                                              13834                                     14366
1996                                                          14135                                     14699
                                                              14086                                     14694
                                                              14498                                     15104
                                                              14841                                     15491
1997                                                          15160                                     15834
Mar. 31 1998                                                  15369                                     16072

Investor B Shares (as of 3/31/98)

              Measurement Period                              Short-                 Lehman Brothers Intermediate Government Bond
            (Fiscal Year Covered)                Intermediate Government $12,162                   Index $13,272
Assumes the reinvestment of all distributions.
June 7 1993                                                   10000                                     10000
                                                              10092                                     10145
                                                              10304                                     10359
1993                                                          10307                                     10375
                                                              10113                                     10184
                                                               9999                                     10127
                                                              10035                                     10204
1994                                                           9999                                     10194
                                                              10366                                     10618
                                                              10740                                     11115
                                                              10878                                     11287
1995                                                          11175                                     11665
                                                              11061                                     11585
                                                              11060                                     11663
                                                              11234                                     11863
1996                                                          11461                                     12138
                                                              11404                                     12134
                                                              11720                                     12473
                                                              11979                                     12792
1997                                                          12211                                     13075
Mar. 31 1998                                                  12162                                     13272



                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                Since Inception
                                                                (8/1/91 through 3/31/98)        6.66%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Short-Intermediate
                                                                Government Fund from the date each
                                                                class of shares was first offered.
                                                                Figures for the Lehman Brothers
                                                                Intermediate Government Bond Index, an
                                                                unmanaged index comprised of U.S.
                                                                government agency and U.S. Treasury
                                                                securities, include reinvestment of
                                                                dividends. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Primary B, Investor A and Investor C
                                                                Shares may vary based on the
                                                                differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                Since Inception  NAV  CDSC*
                                                                (6/7/93 through 3/31/98)   4.49%  4.15%

  TOTAL RETURN (AS OF 3/31/98)

                                               Primary A       Primary B       Investor A      Investor B      Investor C
Inception Date                               8/1/91          6/28/96         8/5/91          6/7/93          6/17/92
                                                                                             NAV     CDSC*
---------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                           9.11%           8.74%           8.89%           8.35%   4.35%   8.45%
---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                      6.71%           NA              6.50%           6.03%   5.13%   6.14%
5 Years                                      5.08%           NA              4.87%           NA      NA      4.48%
Since Inception                              6.66%           6.85%           6.50%           4.49%   4.15%   5.03%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effects of fee waivers by the investment adviser, which has the effect of increasing total return.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

                               Nations Fund Trust

                               File Nos. 333-69635




Exhibit Number                   Description
--------------                   -----------
Ex-99.17                         Form of Proxy Ballot